As filed with the Securities and Exchange Commission on February 27, 2006

Securities Act File No. 33-24962

Investment Company Act File No. 811-5186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933

Post-Effective Amendment No. 57

Registration Statement under the Investment Company Act of 1940

Amendment No. 59

AMERICAN SKANDIA TRUST

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Address of Principal Executive Offices) (Zip Code)

(203) 926-1888

(Registrant’s Telephone Number, Including Area Code)

Deborah A. Docs

Secretary

American Skandia Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

(Name and Address of Agent for Service)

Copies to:

Christopher E. Palmer

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate space):

☐            immediately upon filing pursuant to paragraph (b).

☒            on February 27, 2006  pursuant to paragraph (b) of rule 485.

☐            60 days after filing pursuant to paragraph (a)(1).

☐            on (date) pursuant to paragraph (a)(1).

☐            75 days after filing pursuant to paragraph (a)(2).

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Shares of Beneficial Interest of the Various Series of American Skandia Trust

(Title of Securities Being Registered)

Explanatory Note

This Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of American Skandia Trust  (File Nos. 33-24962 and 811-5186) (the Registration Statement) is not intended to amend any of the prospectuses, either dated May 1, 2005 or December 5, 2005 and as amended and supplemented to date, or any of the statements of additional information, either dated May 1, 2005 or December 5, 2005 and as amended and supplemented to date, relating to the other investment portfolios of American Skandia Trust.  This Post-Effective Amendment No. 57 to the Registration Statement is being filed solely for the purpose of adding three new investment portfolios to American Skandia Trust.

PROSPECTUS	DATED MARCH 20, 2006

AMERICAN SKANDIA TRUST

Gateway Center Three 100 Mulberry Street Newark, New Jersey 07102

American Skandia Trust (the Trust) is an investment company made up of 43 separate investment portfolios (each, a Trust Portfolio and collectively, the Trust Portfolios). This Prospectus discusses the following three Trust Portfolios (each, a Portfolio and collectively, the Portfolios):

AST First Trust Balanced Target Portfolio

AST First Trust Capital Appreciation Target Portfolio

AST Advanced Strategies Portfolio

The Statement of Additional Information relating to the Portfolios, dated March 20, 2006, the prospectus and statement of additional information relating to the five Dynamic Asset Allocation Portfolios of the Trust, each dated December 5, 2005 and as amended and supplemented to date, and the prospectus and statement of additional information relating to the other 35 Trust Portfolios, each dated May 1, 2005 and as amended and supplemented to date, are available without charge upon written request to American Skandia Trust, One Corporate Drive, Shelton, Connecticut 06484 or by telephoning (800) 752-6342.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trust is an investment vehicle for life insurance companies (Participating Insurance Companies) issuing variable annuity contracts and variable life insurance policies. Each variable annuity contract and variable life insurance policy involves fees and expenses not described in this Prospectus. Please read the prospectus for the variable annuity contract or variable life insurance policy for information regarding the contract or policy, including its fees and expenses.

The Trust received an order from the Securities and Exchange Commission permitting its Investment Managers, subject to approval by its Board of Trustees, to change Sub-Advisors of each Portfolio without shareholder approval. For more information, please see this Prospectus under the caption “Management of the Trust.”

TABLE OF CONTENTS

Page	Caption
3	RISK/RETURN SUMMARY:
6	PAST PERFORMANCE
6	FEES AND EXPENSES:
7	INVESTMENT OBJECTIVES AND POLICIES:
12	PORTFOLIO TURNOVER:
12	NET ASSET VALUE:
12	PURCHASE AND REDEMPTION OF SHARES:
14	MANAGEMENT OF THE TRUST:
18	TAX MATTERS:
18	CERTAIN RISK FACTORS AND INVESTMENT METHODS:
25	FINANCIAL HIGHLIGHTS:
I-1	Appendix I: Quantitative Investment Strategies for First Trust Target Portfolios

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RISK/RETURN SUMMARY

General.   American Skandia Trust (the Trust) is comprised of 43 investment portfolios, three of which are described in this Prospectus. These three investment portfolios are: the AST First Trust Balanced Target Portfolio, the AST First Trust Capital Appreciation Target Portfolio (each, a First Trust Target Portfolio and together, the First Trust Target Portfolios), and the AST Advanced Strategies Portfolio (the Advanced Strategies Portfolio and, together with the First Trust Target Portfolios, the Portfolios).

American Skandia Investment Services, Inc. (ASISI) and Prudential Investments LLC (PI) serve as co-managers to the Trust (each, an Investment Manager and together, the Investment Managers). First Trust Advisors L.P. (First Trust) is the Sub-Advisor to each First Trust Target Portfolio. Marsico Capital Management, LLC (Marsico), T. Rowe Price Associates, Inc. (T. Rowe Price), William Blair & Company LLC (William Blair), LSV Asset Management (LSV), and Pacific Investment Management Company LLC (PIMCO) are the Sub-Advisors to the Advanced Strategies Portfolio. First Trust, Marsico, T. Rowe Price, William Blair, LSV, and PIMCO are individually referred to herein as a “Sub-Advisor” and are collectively referred to herein as the “Sub-Advisors.” PI, through its Strategic Investment Research Group team, will also directly manage a portion of the assets of the Advanced Strategies Portfolio.

Introduction.   Each Portfolio has its own investment goal and style (and, as a result, its own level of risk). It is possible to lose money when investing in any of the Portfolios. Investments in a Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is not possible to provide an exact measure of the risk to which a Portfolio is subject, and a Portfolio’s risk will vary based on the securities that it holds at a given time. Nonetheless, based on each Portfolio’s investment style and the risks typically associated with that style, it is possible to assess in a general manner the risks to which a Portfolio will be subject. The following discussion highlights the investment strategies and risks of each Portfolio. Additional information about each Portfolio’s potential investments and its risks is included in this Prospectus under “Investment Objectives and Policies” and “Certain Risk Factors and Other Investment Methods.”

Investment Objectives of the Portfolios.   The AST First Trust Balanced Target Portfolio seeks long-term capital growth balanced by current income as its investment objective. The AST First Trust Capital Appreciation Target Portfolio seeks long-term growth of capital as its investment objective. The AST Advanced Strategies Portfolio seeks a high level of absolute return as its investment objective. No assurance can be given that a Portfolio will achieve its investment objective.

Principal Investment Strategies of the First Trust Target Portfolios.   In seeking to achieve their respective investment objectives, each First Trust Target Portfolios will allocate its assets across six uniquely specialized investment strategies (five common strategies, plus a different sixth investment strategy for each First Trust Target Portfolio). The allocation across the investment strategies for each First Trust Target Portfolio is set forth in table on page 8 of this Prospectus. In addition, the overall mix between equity and fixed-income securities will vary for both First Trust Target Portfolios. The AST First Trust Balanced Target Portfolio will normally invest approximately 65% of its total assets in equity securities and 35% in fixed-income securities as of the security selection date. Depending on market conditions, the equity portion may range between 60-70% and the fixed-income portion between 30-40%. The AST First Trust Capital Appreciation Target Portfolio will normally invest approximately 80% of its total assets in equity securities and 20% in fixed-income securities as of the security selection date. Depending on market conditions, the equity portion may range between 75-85% and the fixed-income portion between 15-25%.

First Trust will select for each First Trust Target Portfolio securities that are identified by a model based on six uniquely specialized investment strategies, as follows:

•       Dow Jones Income

•       NYSE International Target 25

•       Global Dividend Target 15

•       Value Line Target 25

•       Target Small Cap

•       The Dow Target Dividend (AST First Trust Balanced Target Portfolio only)

•       Nasdaq Target 15 (AST First Trust Capital Appreciation Target Portfolio only)

Initially and each year, on or about the annual security selection date (March 1), each First Trust Target Portfolio will invest in securities determined by the model based on its six respective investment strategies. At that time, each First Trust

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Target Portfolio will establish both the percentage allocations among the six investment strategies and the percentage allocation of each security’s position within each investment strategy that invests primarily in equity securities (the Equity Strategies). Through the next one-year period, the security percentage allocations within the Equity Strategies and the asset allocations will be maintained as closely as practicable when the Portfolio makes subsequent purchases and sales of the securities. First Trust reserves the right to over-weight, under-weight, or exclude certain companies from the holdings of either First Trust Target Portfolio. A description of the investment strategy of each First Trust Target Portfolio is included in this Prospectus under “Investment Objective and Policies.”

Principal Investment Strategies of the Advanced Strategies Portfolio.   The Advanced Strategies Portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity and fixed-income securities. In particular, the Investment Managers will allocate the net assets of the Advanced Strategies Portfolio across different investment categories and different Sub-Advisors. PI will also directly manage a portion of the assets of the Advanced Strategies Portfolio. Certain investment categories will contain sub-categories. The investment adviser for a category or sub-category will employ a specific investment strategy for that category or sub-category.

The Investment Managers will employ a two-tiered approach to allocating Portfolio assets across the various investment categories, sub-categories, and investment advisers. First, the Investment Managers will analyze the macro-economic landscape, the capital markets, and the related implications for investment strategy. Second, the Investment Managers will draw on their in-depth understanding of the strategies used by the investment advisers to determine which advisers are expected to perform best under the prevailing macro-economic landscape.

Overall, the Advanced Strategies Portfolio will pursue a combination of traditional and non-traditional investment strategies. Subject to market and economic conditions, it is currently expected that the initial allocation across the various investment categories, sub-categories, and investment advisers will be as follows.

Investment Category	Sub-category (If Applicable)	Estimated Initial Allocation	Investment Adviser
U.S. Large-Cap Growth		12.50%	Marsico
U.S. Large-Cap Value		12.50%	T. Rowe Price
International Growth		12.50%	William Blair
International Value		12.50%	LSV
U.S. Fixed-Income		15.00%	PIMCO
Hedged International Bond	Developed Markets	10.00%	PIMCO
	Emerging Markets	5.00%	PIMCO
Advanced Strategies I	Commodities Real Return	5.00%	PIMCO
	Real Return	2.50%	PIMCO
	Real Estate Real Return	2.50%	PIMCO
Advanced Strategies II		10.00%	PI
		100.00%

The expected initial allocation provides for an allocation of 50% of Portfolio assets to a combination of domestic and international equity strategies and an allocation of 50% of Portfolio assets to a combination of U.S. fixed-income, hedged international bond, real return and exchange-traded fund investment strategies. The Advanced Strategies Portfolio will use derivative instruments to gain exposure to certain commodity and real estate related indices along with fixed-income securities that are rated below investment grade by the major ratings services (Ba or lower by Moody’s Investors Service, Inc. (Moody’s), BB or lower by Standard & Poor’s Ratings Services (S&P), or, if unrated, considered to be of comparable quality, in connection with these investment strategies. Fixed-income debt obligations rated below investment grade by the major ratings services or, if unrated, considered to be of comparable quality, are commonly referred to as “junk bonds.”

The expected initial allocations described above are preliminary and subject to change at the sole discretion of the Investment Managers. A more complete description of the investment categories and sub-categories identified above is included in this Prospectus under “Investment Objectives and Policies.”

Principal Risks of Investing in the Portfolios.   Investing in any of the Portfolios involves risk, including the risk that an investor may lose all or part of his or her investment. The principal risks of investing in the Portfolios are summarized

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below. A more complete summary of these risks is included in this Prospectus under “Certain Risk Factors and Investment Methods.”

Market Risk.   The principal risk of investing in a Portfolio is market risk. Market risk is the risk that a particular stock in a Portfolio, the Portfolio itself, or equity or debt markets in general may fall in value.

Small-Cap Company Risk.   A Portfolio’s investment in small cap stocks also presents additional risk. Small cap stocks are more vulnerable to market conditions, less liquid and generally experience greater price volatility than larger capitalization companies.

Foreign Investment Risk.   Each Portfolio’s investment in foreign securities presents additional risk, including currency risk. Foreign companies may be affected by adverse political, diplomatic and economic developments, taxes, less publicly available information and other factors. These risks may be heightened for a Portfolio’s investments in emerging market securities.

Interest Rate Risk.   Debt obligations with longer maturities typically offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities. The prices of debt obligations generally move in the opposite direction to that of market interest rates.

Credit Risk.   The debt obligations in which the Portfolios may invest are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Liquidity Risk.   Liquidity risk exists when particular investments are difficult to purchase or sell. Each Portfolio’s investments in illiquid securities may reduce its returns because it may be unable to sell the illiquid securities at an advantageous time or price. A Portfolio’s investments in foreign securities, derivatives, or securities with substantial market and/or credit risk will tend to have the greatest exposure to liquidity risk. The Advanced Strategies Portfolio may be particularly subject to liquidity risk due to its investments in derivative instruments and foreign securities, including emerging markets securities.

Inflation Risk.   Inflation risk is the risk that purchasing power of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the purchasing power of a Portfolio’s assets can decline as can the value of a Portfolio’s distributions.

Junk Bond Risk.   To the extent the Advanced Strategies Portfolio invests in junk bonds or other non-investment grade fixed-income securities, it may be subject to greater levels of interest rate, credit and liquidity risk than mutual funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Advanced Strategies Portfolio’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Advanced Strategies Portfolio may lose its entire investment. The First Trust Target Portfolios will not invest in non-investment grade fixed-income securities.

Derivative Instruments.   Each Portfolio may invest in securities and other instruments that are commonly referred to as “derivatives.” In general, derivative instruments are securities or other instruments whose value is derived from or related to the value of some other instrument or asset. There are many types of derivatives and many different ways to use them. Some derivatives and derivative strategies involve very little risk, while others can be extremely risky and can lead to losses in excess of the amount invested in the derivative. An investment manager may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices, to generate income, or as a low cost method of gaining exposure to a particular securities market without investing directly in those securities, or for other reasons.

A Portfolio’s use of derivative instruments will involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described above, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. The use of these strategies also involves the risk that the price movements of derivative instruments will not correspond exactly with those of the investments from which they are derived. In addition, strategies involving derivative instruments that are intended to reduce the risk of loss can also reduce the opportunity for gain. An investment in a derivative instrument also could cause a Portfolio to lose more than the principal amount invested. Furthermore, regulatory requirements for a Portfolio to set aside assets to meet its obligations with respect to derivatives may result in the Portfolio being unable to purchase or sell securities when it would otherwise be favorable to do so, or in the Portfolio needing to sell securities at a disadvantageous time. A Portfolio may also be unable to close out its derivatives positions when desired.

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The Advanced Strategies Portfolio may be particularly subject to derivatives risk due to its emphasis on derivative instruments.

Commodity Risk.   The Advanced Strategies Portfolio’s investments in commodity-linked derivative instruments may subject the Advanced Strategies Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Real Estate Risk.   Each Portfolio may invest in real estate investment trusts (REITs) and in real estate-linked derivative instruments. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Advanced Strategies Portfolio’s emphasis on investments in REITs and in real estate-linked derivative instruments will subject the Advanced Strategies Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws, or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming.

Investment Model Risk.   Each First Trust Target Portfolio is also exposed to additional market risk due to its policy of investing in securities identified by a model based on six investment strategies. As a result of this policy, securities held by the First Trust Target Portfolios will generally not be bought or sold in response to market fluctuations. To the extent this management style is non-dynamic, each First Trust Target Portfolio may subject investors to greater market risk than other mutual funds.

Asset Allocation Risk.   The performance of the Advanced Strategies Portfolio will depend to a certain extent on how its assets are allocated and reallocated among the various investment categories, sub-categories, and investment managers. A principal risk of investing in the Advanced Strategies Portfolio is that the Investment Managers will make less than optimal decisions regarding allocation of assets among the various investment categories, sub-categories, and investment advisers.

PAST PERFORMANCE:

Since none of the Portfolios had commenced operations as of the date of this Prospectus, no investment performance information is presented.

FEES AND EXPENSES:

The table below describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases	N/A	*
Maximum Deferred Sales Charge (Load)	N/A	*
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	*
Redemption Fees	N/A	*
Exchange Fee	N/A	*

*                    Because Portfolio shares may be purchased through variable insurance products, the prospectus of the relevant product should be carefully reviewed for information on the charges and expenses of those products. This table does not reflect any such charges; and the expenses shown would be higher if such charges were reflected.

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ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Portfolio assets, in %):

Portfolio	Management Fees(1)	Other Expenses(2)	Total Annual Operating Expenses(2)
AST First Trust Balanced Target Portfolio	0.85%	0.19%	1.04%
AST First Trust Capital Appreciation Target Portfolio	0.85%	0.19%	1.04%
AST Advanced Strategies Portfolio	0.85%	0.18%	1.03%

(1)          The Investment Managers have voluntarily undertaken to waive 0.05% of the management fee on assets of each Portfolio in excess of $1 billion. Each waiver is voluntary and may be modified or terminated at any time without prior notice.

(2)          Based on estimated amounts for the current fiscal year. The other expenses shown in the chart for each Portfolio include an estimate of expenses other than management fees (“other expenses”) to be paid by the Portfolio based upon an expected asset level. Other expenses include Independent Trustees’ fees and fees for legal, accounting, valuation, custodian, and transfer agency services. The Trust also has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Trust compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Trust providing such services directly to shareholders. Amounts paid under these arrangements are included under “Other Expenses.” The actual other expenses paid by a Portfolio may be greater or less than those indicated above.

EXPENSE EXAMPLES:

These examples are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Examples assume that you invest $10,000 in a Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that each Portfolio’s total operating expenses remain the same, and that no expense waivers and reimbursements are in effect. These Examples do not reflect any charges or expenses for variable insurance products. The expenses shown below would be higher if these charges or expenses were included. Based on these assumptions your costs would be:

Portfolio:	1 year	3 years
AST First Trust Balanced Target Portfolio	$106	$331
AST First Trust Capital Appreciation Target Portfolio	$106	$331
AST Advanced Strategies Portfolio	$105	$328

INVESTMENT OBJECTIVES AND POLICIES:

The investment objective and policies for each Portfolio are described below. While certain policies apply to each Portfolio, generally each Portfolio has a different investment focus. As a result, the risks, opportunities, and returns associated with investing in a Portfolio will differ. Risks relating to the Portfolios’ specialized investment strategies and investments in certain types of securities and instruments are described in this Prospectus under the caption “Certain Risk Factors and Investment Methods.”

If approved by the Trustees, the Trust may add more Trust Portfolios and may cease to offer any existing Trust Portfolio in the future.

Investment Objectives of the Portfolios

The investment objective of the AST First Trust Balanced Target Portfolio is to seek long-term capital growth balanced by current income. The investment objective of the AST First Trust Capital Appreciation Target Portfolio is to seek long-term growth of capital. The investment objective of the AST Advanced Strategies Portfolio is to seek a high level of absolute return. None of these investment objectives is a fundamental policy for any Portfolio and, therefore, may be changed by the Board of Trustees of the Trust at any time. No assurance can be given that the investment objective of a Portfolio will be achieved.

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Principal Investment Strategies of the First Trust Target Portfolios

General.    Each First Trust Target Portfolio allocates its assets across six uniquely specialized investment strategies. Initially and each year, on or about the annual security selection date (March 1), each First Trust Target Portfolio will invest in the securities determined by the model based on its six respective investment strategies. The initial allocations across the investment strategies are as follows:

Investment Strategy	AST First Trust Balanced Target Portfolio	AST First Trust Capital Appreciation Target Portfolio
Dow Jones Income	35.00%	20.00%
NYSE International Target 25	10.00%	10.00%
Global Dividend Target 15	15.00%	20.00%
Value Line Target 25	15.00%	20.00%
Target Small Cap	5.00%	15.00%
The Dow Target Dividend	20.00%	N/A
Nasdaq Target 15	N/A	15.00%
	100.00%	100.00%

On or about the annual security selection date, each First Trust Target Portfolio will establish both percentage allocations among the six investment strategies and the percentage allocation of each security’s position within each Equity Strategy. Through the next one-year period, the security percentage allocations within the Equity Strategies and the asset allocations will be maintained as closely as practicable when the Portfolio makes subsequent purchases and sales of the securities. First Trust reserves the right to over-weight, under-weight, or exclude certain companies from the holdings of either First Trust Target Portfolio. A description of the investment strategies is included in Appendix I to this Prospectus.

Asset Class Allocations.   In addition to allocating each First Trust Target Portfolio’s assets across the six investment strategies, the overall mix between equity and fixed-income securities will vary for both First Trust Target Portfolios. The AST First Trust Balanced Target Portfolio will normally invest approximately 65% of its total assets in equity securities and 35% in fixed-income securities as of the security selection date. Depending on market conditions on the security selection date, the equity portion may range between 60-70% and the fixed-income portion between 30-40%. The AST First Trust Capital Appreciation Target Portfolio will normally invest approximately 80% of its total assets in equity securities and 20% in fixed-income securities as of the securities selection date. Depending on market conditions on the security selection date, the equity portion may range between 75-85% and the fixed-income portion between 15-25%.

Equity Securities.   Each First Trust Target Portfolio invests a substantial portion of its assets in equity securities. Eligible equity securities include common stocks, warrants to purchase common stocks, and securities convertible into common stocks (such as convertible bonds and debentures). In addition, the First Trust Target Portfolios may invest in equity securities of foreign issuers, including depositary receipts that represent foreign common stocks deposited with a custodian.

Fixed-Income Securities.   Each First Trust Target Portfolio may invest in debt obligations of varying quality, including securities issued or guaranteed by the U.S. Government and its agencies, and debt obligations issued by U.S. companies, foreign companies and foreign governments and their agencies. The First Trust Target Portfolios will limit their respective investments in debt obligations rated at least investment grade by Moody’s, S&P, or another major rating service, and unrated debt obligations that First Trust believes are comparable in quality.

Principal Investment Strategies of the Advanced Strategies Portfolio

General.   The Advanced Strategies Portfolio will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity and fixed-income securities. In particular, the Investment Managers will allocate the net assets of the Advanced Strategies Portfolio across different investment categories and different Sub-Advisors. PI, through its Strategic Investment Research Group (SIRG) team, will also directly manage a portion of the assets of the Advanced Strategies Portfolio. Certain investment categories will contain sub-categories. The investment adviser for a category or sub-category will employ a specific investment strategy for that category or sub-category.

The Investment Managers will employ a two-tiered approach to allocating Portfolio assets across the various investment categories, sub-categories, and investment advisers. First, the Investment Managers will analyze the macro-economic landscape, the capital markets, and the related implications for investment strategy. Second, the Investment

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Managers will draw on their in-depth understanding of the strategies used by the investment advisers to determine which advisers are expected to perform best under the prevailing macro-economic landscape.

Overall, the Advanced Strategies Portfolio will pursue a combination of traditional and non-traditional investment strategies. Subject to market and economic conditions, it is currently expected that the initial allocation across the various investment categories, sub-categories, and investment advisers will be as follows.

Investment Category	Sub-category (If Applicable)	Estimated Initial Allocation	Investment Adviser
U.S. Large-Cap Growth		12.50%	Marsico
U.S. Large-Cap Value		12.50%	T. Rowe Price
International Growth		12.50%	William Blair
International Value		12.50%	LSV
U.S. Fixed-Income		15.00%	PIMCO
Hedged International Bond	Developed Markets	10.00%	PIMCO
	Emerging Markets	5.00%	PIMCO
Advanced Strategies I	Commodities Real Return	5.00%	PIMCO
	Real Return	2.50%	PIMCO
	Real Estate Real Return	2.50%	PIMCO
Advanced Strategies II		10.00%	PI
		100.00%

The expected initial allocation provides for an allocation of 50% of Portfolio assets to a combination of domestic and international equity strategies and an allocation of 50% of Portfolio assets to a combination of U.S. fixed-income, hedged international bond, real return and exchange-traded fund investment strategies. The Advanced Strategies Portfolio will use derivative instruments to gain exposure to certain commodity and real estate related indices along with junk bonds in connection with these investment strategies. The expected initial allocations described above are preliminary and subject to change at the sole discretion of the Investment Managers.

Description of Traditional Investment Categories and Sub-categories.   The investment categories and sub-categories for which the applicable Sub-advisors will pursue traditional investment strategies include the following:

•       U.S. Large-Cap Growth;

•       U.S. Large-Cap Value;

•       International Growth;

•       International Value;

•       U.S. Fixed-Income; and

•       Hedged International Bond
Developed Markets sub-category
Emerging Markets sub-category

Brief descriptions of the investment strategies to be used by the Sub-Advisors are set forth below.

U.S. Large-Cap Growth (Marsico).   Marsico will invest primarily in the common stocks of large U.S. companies (typically companies that have a market capitalization in the range of $4 billion or more) that are selected for their growth potential. Marsico will normally hold a core position of between 35 and 50 common stocks. Marsico also may invest up to 15% of the assets attributable to this investment category in foreign securities. In selecting investments for the Advanced Strategies Portfolio, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. In addition, Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may

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focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection. As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors, and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell portfolio securities if, in its opinion, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

The core investments for this investment category generally will be comprised of established companies and securities that exhibit growth characteristics. However, these investments also may typically include companies with more aggressive growth characteristics, and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team or an acquisition).

U.S. Large-Cap Value (T. Rowe Price).   T. Rowe Price will invest primarily in common stocks of large U.S. companies that appear to be undervalued, and in securities that are expected to produce dividend income. T. Rowe Price typically will employ a “value” approach in selecting investments for the domestic large-cap value portion of the Advanced Strategies Portfolio. T. Rowe Price’s in-house research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

International Growth (William Blair).   William Blair will use fundamental research to identify stocks of foreign companies with market capitalizations over $100 million that have above-average prospective growth, evidence of sustainability of future growth, above-average profitability and reinvestment of internal capital, and conservative capital structure.

International Value (LSV).   LSV will employ a proprietary model and other quantitative methods in an attempt to pick undervalued foreign stocks with high near-term appreciation potential. Cash flow-to-price ratios, book-to-market ratios and certain past performance measures are some of the important variables reviewed by LSV in its investment process.

U.S. Fixed-Income (PIMCO).   Under normal circumstances, PIMCO will invest primarily in a diversified portfolio of fixed-income instruments of varying maturities. The average portfolio duration for securities held in this investment category will normally vary within a three- to six year time frame based on PIMCO’s forecast for interest rates. PIMCO will invest primarily in fixed-income securities that are rated investment grade by established rating services but may, from time to time, invest in junk bonds.

Hedged International Bond: Developed Markets Sub-category and Emerging Markets Sub-category (PIMCO).   The Hedged International Bond investment category will contain a Developed Markets sub-category and an Emerging Markets sub-category. PIMCO will be responsible for allocating assets between the Developed Markets sub-category and the Emerging Markets sub-category. Emerging markets include those in countries defined as emerging or developing by the World Bank. Remaining markets will be classified as developed markets. In general terms, a security will be considered to be an emerging market security if it is principally traded on the securities markets of an emerging market country, or if the issuer thereof is organized or principally operates in an emerging market country, derives a majority of its income from its operations within an emerging market country, or has the majority of its assets in an emerging market country.

Under normal circumstances, PIMCO will invest at least 80% of the net assets attributable to this investment category in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. PIMCO will normally hedge at least 75% of its exposure to foreign currencies for securities held in this investment category to reduce the risk of loss due to fluctuations in currency exchange rates.

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PIMCO will select the foreign country and currency compositions for each sub-category based upon its evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration for securities held in this investment category normally is expected to vary within a zero- to eight-year time frame. PIMCO may invest all of the assets attributable to this investment category in non-investment grade fixed-income securities, subject to a limit of investing no more than 15% of such assets in securities rated below B by Moody’s or by S&P or, if unrated, determined by PIMCO to be of comparable quality.

The assets attributable to this investment category may be invested in a limited number of issuers and in both sovereign and non-sovereign debt securities. Sovereign debt securities are debt securities issued or guaranteed by foreign government entities

Description of Non-Traditional Investment Categories and Sub-categories.   The investment categories and sub-categories for which the PIMCO and PI will pursue non-traditional investment strategies include the following:

•       Advanced Strategies I; and
Commodities Real Return sub-category
Real Return sub-category
Real Estate Real Return sub-category

•       Advanced Strategies II

Brief descriptions of the investment strategies to be used by PIMCO and PI are set forth below.

Advanced Strategies I:   The Advanced Strategies I investment category will contain a Commodities Real Return sub-category, a Real Return sub-category, and a Real Estate Real Return sub-category. PI will direct PIMCO how to allocate assets among the Commodities Real Return sub-category, the Real Return sub-category, and the Real Estate Real Return sub-category based upon PI’s own forward-looking assessment of macroeconomic, market, financial, security valuation, and other factors.

The average portfolio duration for securities held in this investment category normally will vary within three years (plus or minus) of the real duration of the Lehman Brothers U.S. TIPS Index. As of June 30, 2005, the real duration of that index was 6.9 years. For these purposes, in calculating the average portfolio duration for this investment category, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities. PIMCO will normally hedge at least 75% of its exposure to foreign currencies for securities held in this investment category to reduce the risk of loss due to fluctuations in currency exchange rates. The assets attributable to this investment category may be invested in a limited number of issuers.

Advanced Strategies I: Commodities Real Return Sub-category (PIMCO).   Rather than invest directly in physical commodities, PIMCO will employ an “enhanced-index” strategy for this sub-category. Specifically, PIMCO will use commodity-index-linked derivative instruments, such as commodity swap agreements, with a goal of gaining 100% exposure to the investment return of the Dow Jones AIG Commodity Total Return Index, a widely followed measure of commodity prices. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other fixed-income instruments, including derivative fixed-income instruments. Inflation-indexed bonds offer a return that is linked to changes in the rate of inflation.

Advanced Strategies I: Real Return Sub-category (PIMCO).   This sub-category will focus on investments in U.S. Treasury Inflation Protected Securities. The top-down investment process used by PIMCO for this sub-category will begin with its annual secular forum where PIMCO develops a 3-5 year outlook for the global economy and interest rates. This analysis will help set the basic sub-category parameters, including duration, yield-curve positioning, sector weightings, credit quality breakdown, and individual security selection. PIMCO will focus on duration management to manage yield curve exposure based on the firm’s general investment outlook.

Advanced Strategies I: Real Estate Real Return Sub-category (PIMCO).   Similar to the investment strategy for the Commodities Real Return sub-category, PIMCO will employ an enhanced-index strategy for the Real Estate Real Return sub-category rather than invest directly in REITs. Specifically, PIMCO will use REIT-index-linked derivative instruments, such as REIT swap agreements, with a goal of gaining 100% exposure to the investment return of the Dow Jones — Wilshire REIT Index, a widely followed measure of REIT prices. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other fixed-income instruments, including derivative

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fixed-income instruments. As set forth above, inflation-indexed bonds offer a return that is linked to changes in the rate of inflation. PIMCO may invest assets attributable to this sub-category directly in REITs as well.

Advanced Strategies II (PI).   This investment category will focus primarily on investments in exchange-traded funds (ETFs). PI will analyze the holdings of the Advanced Strategies Portfolio and use a top-down, macro- and thematically-driven approach to establish tactical allocations among various components of the capital markets, including equity sectors, equity styles, equity capitalization, developed markets, and emerging markets.

Other Investments and Investment Strategies for the Portfolios.   In addition to the principal investment strategies outlined above, the Portfolios may invest in the following instruments and use the following investment methods, which are described in detail below under “Certain Risk Factors and Investment Methods”:

•       Common and Preferred Stocks

•       Fixed-Income Securities

•       Foreign Securities

•       Derivative Instruments

•       Initial Public Offerings

•       Warrants

•       When-Issued, Delayed-Delivery, or Forward Commitment Transactions

•       Illiquid and Restricted Securities

•       Repurchase Agreements

•       Reverse Repurchase Agreements

•       Temporary Investments

•       Borrowing

•       Lending Portfolio Securities

•       Short Sales and Short Sales “Against the Box”

PORTFOLIO TURNOVER:

A Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the applicable Sub-Advisor and/or the Investment Managers determine that it would be in that Portfolio’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the control of the Sub-Advisor or the Investment Managers. Such transactions will increase a Portfolio’s “portfolio turnover.” Portfolio turnover is generally the percentage computed by dividing the lesser of purchases and sales by the monthly average value of the portfolios. A 100% portfolio turnover rate would occur if all of the long-term securities in a portfolio of investments were replaced during a given period. High portfolio turnover (100% or more per year) results in higher brokerage commission expenses and other transaction costs, which will reduce the Portfolio’s investment performance.

NET ASSET VALUE:

The net asset value per share (NAV) of each Portfolio is determined as of the time of the close of regular trading on the NYSE (which is normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. NAV is determined by dividing the value of a Portfolio’s total assets, less any liabilities, by the number of total shares of that Portfolio outstanding. In general, assets of a Portfolio are valued on the basis of market quotations. However, in certain limited circumstances where market quotations are not readily available or are believed to be inaccurate, assets are valued by methods that are believed to accurately reflect their fair value. Because NAV is calculated and purchases may be made only on business days, and because securities traded on foreign exchanges may trade on other days, the value of the investments of a Portfolio may change on days when shares cannot be purchased or redeemed.

PURCHASE AND REDEMPTION OF SHARES:

Purchases of Portfolio shares may be made only by separate accounts of Participating Insurance Companies for the purpose of investing assets attributable to variable annuity contracts and variable life insurance policies (Contractholders). The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Trust based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day under the variable annuity contracts and variable life insurance policies. Orders are effected on days on which the NYSE is open for trading. Orders received by the Participating Insurance Company before

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the close of regular trading on the NYSE (which is normally 4:00 p.m. Eastern Standard Time) are effected at the NAV determined as of the NYSE close on that same day. Orders received after the NYSE close are effected at the NAV calculated the next business day. Payment for redemptions will be made within seven days after the request is received. The Trust does not assess any transaction or other surrender fees, either when it sells or when it redeems its securities. However, surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the variable annuity contracts or variable life insurance policies. Please refer to the prospectuses for the variable annuity contracts and variable insurance policies for further information on these fees.

As of the date of this Prospectus, American Skandia Life Assurance Corporation (ASLAC), Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey (collectively, Prudential Insurance), and Kemper Investors Life Insurance Company are the only Participating Insurance Companies. Certain conflicts of interest may arise as a result of investment in the Trust by various insurance companies for the benefit of their Contractholders. These conflicts could arise because of differences in the tax treatment of the various investors, because of actions of the Participating Insurance Companies or other reasons. The Trust does not currently expect that any material conflicts of interest will arise. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. Should any conflict arise that would require a substantial amount of assets to be withdrawn from the Trust, orderly portfolio management could be disrupted.

The Trust is part of the group of investment companies advised by PI and/or ASISI that seeks to prevent patterns of frequent purchases and redemptions of shares by its investors (the PI funds). Frequent purchases and redemptions may adversely affect performance and the interests of long-term investors. When an investor engages in frequent or short-term trading, the PI funds may have to sell portfolio securities to have the cash necessary to pay the redemption amounts. This can happen when it is not advantageous to sell any securities, so the PI funds’ performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the PI funds cannot predict how much cash they will have to invest. In addition, if a PI fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the PI funds may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain investors may cause dilution in the value of PI fund shares held by other investors. PI funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow an investor engaging in short-term trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before the fund calculates its own share price. PI funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute effective vehicles for an investor’s frequent trading strategies.

The Boards of Directors/Trustees of the PI funds, including the Trust, have adopted policies and procedures designed to discourage or prevent frequent trading by investors. The policies and procedures for the Trust are limited, however, because ASLAC, Prudential Insurance and other insurance companies maintain the individual contract owner accounts for investors in the Trust Portfolios. In particular, each insurance company submits to the Trust transfer agent aggregate orders combining the transactions of many investors, and therefore the Trust and its transfer agent cannot monitor investments by individual investors. The policies and procedures require the Trust to communicate in writing to each Participating Insurance Company that the Trust expects the insurance company to impose restrictions on transfers by contract owners. In addition, the Trust receives reports on the trading restrictions imposed by ASLAC and Prudential Insurance on variable contract owners investing in the Portfolios, and the Trust monitors the aggregate cash flows received from unaffiliated insurance companies. The Trust also employs fair value pricing procedures to deter frequent trading. Finally, the Trust and its transfer agent reserve the right to reject all or a portion of a purchase order from a Participating Insurance Company. If a purchase order is rejected, the purchase amount will be returned to the Participating Insurance Company.

Investors seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Trust and the Participating Insurance Companies to prevent such trading, there is no guarantee that the Trust or the Participating Insurance Companies will be able to identify these investors or curtail their trading practices. Therefore, some Trust investors may be able to engage in frequent trading, and, if they do, the other Trust investors would bear any harm caused by that frequent trading. The Trust does not have any arrangements intended to permit trading in contravention of the policies described above.

For information about the trading limitations applicable to you, please see the prospectus for your variable contract or contact your insurance company.

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MANAGEMENT OF THE TRUST:

Investment Managers and Portfolio Managers:

American Skandia Investment Services, Inc.,   One Corporate Drive, Shelton, Connecticut, has served as Investment Manager to the Trust since 1992, and serves as co-investment manager to a total of 63 investment company portfolios (including the Portfolios of the Trust). ASISI serves as co-manager of the Trust along with Prudential Investments LLC. PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, and also serves as investment manager to the investment companies that comprise the Prudential mutual funds. As co-manager, PI also provides supervision and oversight of ASISI’s investment management responsibilities with respect to the Trust.

The Trust’s Investment Management Agreements, on behalf of each Portfolio, with ASISI and PI (the Management Agreements), provide that the Investment Managers will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Managers must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees.

The Investment Managers have engaged the Sub-Advisors to conduct the investment programs of the Portfolios, including the purchase, retention and sale of portfolio securities. The Investment Managers are responsible for monitoring the activities of the Sub-Advisors and reporting on such activities to the Trustees. The Trust has obtained an exemption from the Securities and Exchange Commission (the Commission) that permits the Investment Managers, subject to approval by the Board of Trustees of the Trust, to change Sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a manner similar to the Trust) is intended to facilitate the efficient supervision and management of the Sub-advisors by the Investment Managers and the Trustees. As set forth above, the Investment Managers also will conduct the investment program for a portion of the assets of the Advanced Strategies Portfolio.

Under normal conditions, the Investment Managers will determine the division of the assets of the Advanced Strategies Portfolio among the applicable Sub-Advisors and PI. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among the Sub-Advisors and PI as the Investment Managers deem appropriate. There may be a periodic rebalancing of each segment’s assets to take account of market fluctuations in order to maintain the allocations set by the Investment Managers. As a consequence, the Investment Managers may allocate assets from the portfolio segment that has appreciated more to the other.

Reallocations among the Sub-Advisors and PI may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the Sub-Advisors and PI select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Advanced Strategies Portfolio or that certain Sub-Advisors or PI may simultaneously favor the same industry. The Investment Managers will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a Sub-Advisor or PI buys a security as another Sub-Advisor sells it, the net position of the Advanced Strategies Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Advanced Strategies Portfolio will have incurred additional costs. The Investment Managers will consider these costs in determining the allocation of assets. The Investment Managers will consider the timing of reallocation based upon the best interests of the Advanced Strategies Portfolio and its shareholders.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreements is available in the Trust’s semi-annual report (for agreements approved during the six month period ended June 30) and in the Trust’s annual report (for agreements approved during the six month period ended December 31). To that end, a discussion regarding the basis for the Board’s approval of the investment advisory agreements for the Portfolios is available in the Trust’s most recent annual report.

James G. Russell and Christopher D. Piros are primarily responsible for the day-to-day management of each Portfolio and for a portion of the assets of the Advanced Strategies Portfolio. Information about these portfolio managers is set forth below. The Statement of Additional Information relating to the Portfolios, dated March 20, 2006 (the SAI), provides additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Trust securities.

As Director of the Strategic Investment Research Group, the research arm of PI, James G. Russell, CIMA, CFA has overall responsibility for PI’s investment research efforts and is chairman of the Investment Committee for the Strategic

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Partners family of mutual funds. Prior to joining Prudential Investments in 2000, Mr. Russell managed the asset management and asset allocation businesses at Diversified Investment Advisors, a $60 billion institutional asset management firm, and managed a division of Evaluation Associates Incorporated, a national investment management consulting organization. He is a graduate of Colgate University, holds the Charter in Financial Analysis (CFA) awarded by the CFA Institute, and is a holder of the Certified Investment Management Analyst designation awarded by the Investment Management Consultants Association and The Wharton School of the University of Pennsylvania.

Christopher D. Piros, Ph.D., CFA heads the portfolio management team. In addition to the Portfolios, the team is currently responsible for the AST Global Allocation Portfolio, five asset allocation portfolios within American Skandia Trust, four asset allocation portfolios within The Prudential Series Fund, and three asset allocation portfolios within the Strategic Partners family of mutual funds. As Director of Investment Strategy & Portfolio Management, Dr. Piros also directs SIRG’s capital market, investment strategy, and economic research. Prior to joining Prudential, he was a Senior Vice President and Portfolio Manager with MFS Investment Management (1989-2000) and an Executive-in-Residence at the Boston University School of Management (2001-2002). He has also served on the finance faculty of Duke University’s Fuqua School of Business. He is a graduate of Northwestern University and holds a Ph.D. in Economics from Harvard University.

Sub-Advisors and Portfolio Managers:

The SAI provides additional information about each portfolio manager’s compensation, other accounts that each portfolio manager manages, and each portfolio manager’s ownership of Trust securities.

First Trust Advisors L.P. is responsible for managing an investment program of each First Trust Target Portfolio, subject to the supervision of PI, ASISI and the Board. Robert F. Carey, Roger Testin, Jon Erickson, David McGarel, Walter Stubblings and Dan Lindquist comprise the Investment Committee of First Trust that is responsible for the day-to-day management of each First Trust Target Portfolio.

First Trust, located in Lisle, Illinois, currently manages twelve portfolios in various insurance products on the American Skandia platform. Certain of these portfolios, known collectively as the First Defined Portfolio Fund, LLC, first appeared on the American Skandia platform in October 1999. One new portfolio was added to the American Skandia platform in May 2005. The First Trust organization was established in 1991 and currently has approximately $21.33 billion in assets under management and supervision, of which approximately $400 million is invested in trusts serving as underlying funds for variable annuity and insurance contracts.

Robert F. Carey, Chief Investment Officer, has over 18 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He graduated from the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV and CNBC and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

Roger Testin, CFA, is the Vice President of Portfolio Management and is responsible for creating and monitoring all separate managed investment portfolios. Mr. Testin has over 10 years of experience in the Financial Services Industry. He graduated from the University of Illinois at Champaign-Urbana with a B.S. in Accounting and has an MBA from the University of Chicago in Finance. He is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research.

Jon Erickson, CFA, is currently the Senior Vice President of Research for First Trust Advisors and is responsible for the selection and supervision of the equity and fixed-income securities. Mr. Erickson began his career with the Valuation Services Group of Price Waterhouse, and has over 13 years of experience as an Equity Analyst. Mr. Erickson graduated from the University of Illinois at Champaign-Urbana with a Masters in Business Administration (MBA) concentrating in Finance, and also obtained a Bachelor of Science in Computer Science from the College of Engineering at the University of Illinois. Mr. Erickson is a member of the Investment Analysts Society of Chicago.

David McGarel, CFA, CPA, is Senior Vice President of Strategy Research and is responsible for the selection process of the First Trust strategy portfolios. Mr. McGarel has over 17 years of experience in the Financial Services Industry. Mr. McGarel graduated from the University of Notre Dame with a B.S. in Accounting and is a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. Mr. McGarel is also a member of the American Institute of Certified Public Accountants.

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Dan Lindquist, CFA, is a Senior Vice President at First Trust Advisors. He is Chairman of the Investment Committee at First Trust Advisors. He is also responsible for supervising the sub-advisors of various First Trust closed end funds and monitoring the investment portfolios of these closed end funds. Mr. Lindquist has 13 years of experience in the financial services industry and he is a recipient of the Chartered Financial Analyst designation. He received his B.A. in Business Economics from Wheaton College in 1992 and his Masters of Business Administration from the University of Chicago Graduate School of Business in 1997.

Walter Stubbings, CFA, CPA, has over 25 years of experience in the Financial Services Industry, including 15 years of fixed-income management experience. His background includes being a Fixed-Income Portfolio Manager for Kansas City Life Insurance for 5 years, and 9 years of fixed-income portfolio management with GE Financial Assurance (formerly The Signature Group). Mr. Stubbings holds a Bachelors of Science Degree in Accountancy from Northern Illinois University and holds a Masters in Business Administration with Honors from the University of Chicago Graduate School of Business.

LSV Asset Management, 1 North Wacker Drive, Suite 4000, Chicago, Illinois 60606, serves as the Sub-Advisor for a portion of the assets of the AST Advanced Strategies Portfolio. Formed in 1994, LSV is a quantitative value equity manager providing active asset management for institutional clients through the application of proprietary models. As of December 31, 2005, LSV had approximately $51.8 billion in assets under management.

The portfolio managers responsible for the day-to-day management of the applicable portion of the Advanced Strategies Portfolio are Josef Lakonishok, Robert Vishny Menno Vermeulen, CFA, and Puneet Mansharamani, CFA. Mr. Lakonishok has served as CEO, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 25 years of investment and research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign. Mr. Vishny has served as a Partner and Portfolio Manager of LSV since its founding in 1994. He has more than 18 years of investment and research experience. In addition to his duties at LSV, Mr. Vishny serves as the Eric J. Gleacher Professor of Finance at the University of Chicago. Mr. Vermeulen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 13 years of investment experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. Mr. Mansharamani, CFA is a Partner, Portfolio Manager and Quantitative Analyst of LSV.  Mr. Mansharamani has more than 8 years of investment experience. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation and a Systems Consultant for Maximations, Inc.

Marsico Capital Management, LLC, located at 1200 17th Street, Suite 1600, Denver, CO 80202, serves as the Sub-Advisor for a portion of the assets of the AST Advanced Strategies Portfolio. Marsico was organized in September 1997 as a registered investment adviser and became a wholly-owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment management services to other mutual funds and private accounts and, as of December 31, 2005, had approximately $63 billion under management. Thomas F. Marsico is the Chief Investment Officer of Marsico Capital Management, LLC and manages the applicable portion of the AST Advanced Strategies Portfolio. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.

Pacific Investment Management Company LLC serves as the Sub-Advisor for a portion of the assets of the AST Advanced Strategies Portfolio. PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660 is an investment counseling firm founded in 1971. As of December 31, 2005, PIMCO had approximately $594.1 billion of assets under management. PIMCO is a Delaware limited liability company and is a majority-owned subsidiary of Allianz Global Investors of America L.P. (AGI LP), with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. AGI LP was organized as a limited partnership under Delaware law in 1987. AGI LP’s sole general partner is Allianz-PacLife Partners LLC. Allianz-PacLife Partners LLC is a Delaware limited company with two members, ADAM U.S. Holding LLC, the managing member, which is a Delaware limited liability company and Pacific Life Insurance Company, a California stock life insurance company. The sole member of ADAM U.S. Holding LLC is Allianz Global Investors of America LLC. Allianz Global Investors of America LLC has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America Holding Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holding Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is wholly owned by Allianz Aktiengesellschaft (Allianz AG). Allianz of America, Inc. is wholly-owned by Allianz AG. Pacific Life Insurance Company, is a wholly-owned subsidiary of Pacific Mutual Holding Company. Allianz AG indirectly holds a controlling interest in Allianz Global Investors of America L.P. Allianz AG is a European-based, multinational insurance and financial services holding company.

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John B. Brynjolfsson (Advanced Strategies I), CFA, is a Managing Director, portfolio manager and head of the PIMCO Real Return Bond Fund. He is co-author of Inflation-Protection Bonds and co-editor of The Handbook of Inflation-Indexed Bonds. Mr. Brynjolfsson joined PIMCO in 1989, previously having been associated with Charles River Associates and JP Morgan Securities. He has nineteen years of investment experience, and holds a bachelor’s degree in physics and mathematics from Columbia College and an MBA in finance and economics from the MIT Sloan School of Management.

Sudi Mariappa (Hedged International Bond) is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO’s global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa’s prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage. He holds both a bachelor’s degree in chemical engineering and an MBA from Cornell University.

Chris P. Dialynas (U.S. Fixed-Income) is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-five years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as the subadviser for a portion of the assets of the AST Advanced Strategies Portfolio. As of December 31, 2005, the firm and its affiliates managed approximately $269.5 billion in assets.

Brian Rogers, Steve Boesel, and John Linehan are responsible for the day-to-day management of the portion of the Advanced Strategies Portfolio sub-advised by T. Rowe Price.

Brian Rogers is the Chief Investment Officer of T. Rowe Price Group, Inc. In addition he manages major institutional equity portfolios and serves as President of the Equity Income Fund. He serves on the Board of Directors of T. Rowe Price Group and is a member of the Management Committee. His other responsibilities include serving on the Equity, Fixed-income, International, and Asset Allocation committees. Prior to joining the firm in 1982, Brian was employed by Bankers Trust Company. He earned an A.B. from Harvard College and an M.B.A. from Harvard Business School.

Steve Boesel is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc., and Portfolio Manager in the Equity Division responsible for several of the firm’s major separate account portfolios. He is President of the Capital Appreciation Fund and the Chairman of the fund’s Investment Advisory Committee. Steve is also Executive Vice President and an Investment Advisory Committee member of the Personal Strategy Funds. He is a Vice President and Investment Advisory Committee member of the Balanced Fund, Equity Income Fund, Real Estate Fund, and Value Fund. Steve also serves as an Investment Advisory Committee member of the Tax-Efficient Funds. He joined the firm in 1973 from National City Bank, where he was a Senior Research Analyst. Steve earned a B.A. in Economics from Baldwin-Wallace College and an M.B.A. from the University of Denver. He is a member of the Baltimore Society of Security Analysts and the Association for Investment Management and Research.

John Linehan is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. He is also a Portfolio Manager in the Equity Division. John is President of the Value Fund and Chairman of the fund’s Investment Advisory Committee. He also co-manages several of the firm’s separate account portfolios as a member of the Large-Cap Strategy Team and is the Lead Portfolio Manager for the SICAV U.S. Large-Cap Value Equity Fund. In addition, John is also a Vice President and member of the Investment Advisory Committee of the Equity Income Fund, New Era Fund and Global Stock Fund. In addition, he is a Vice President of the Capital Appreciation Fund. John joined the firm in 1998 and has nine years of previous investment experience at Bankers Trust and E.T. Petroleum. He earned a B.A. from Amherst College and an M.B.A. from Stanford University where he was the Henry Ford II Scholar, an Arjay Miller Scholar, and the winner of the Alexander A. Robichek Award in Finance. He has also earned the Chartered Financial Analyst accreditation.

William Blair & Company, L.L.C., located at 222 West Adams Street, Chicago, Illinois 60606, serves as the Sub-Advisor for a portion of the assets of the AST Advanced Strategies Portfolio. Since its founding in 1935, the firm has been dedicated to researching, financing and investing in high quality growth companies through four primary divisions: investment banking, sales and trading, asset management and private capital. As of December 31, 2005, William Blair managed approximately $33.6 billion in assets.

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W. George Greig is responsible for the day-to-day management of the portion of the Advanced Strategies Portfolio sub-advised by William Blair. Mr. Greig, a principal of William Blair, has headed the firm’s international investment management team since 1996. He serves as the Portfolio Manager for the William Blair International Growth Fund as well as leading the Portfolio Team on separately managed portfolios. Before joining William Blair, he headed international equities for PNC Bank in Philadelphia from 1995 to 1996 and previously served as Investment Director with London-based Framlington Group PLC as well as managing global and emerging markets funds there. He has over twenty-five years of experience in domestic and international investment research and portfolio management. Education: B.S., Massachusetts Institute of Technology; M.B.A., Wharton School of the University of Pennsylvania.

FEES AND EXPENSES:

Investment Management Fees.   ASISI and/or PI receive a fee, payable each month, from each Portfolio at the annual rate of 0.85% of the average daily net assets of each Portfolio. The Investment Managers have voluntarily undertaken to waive 0.05% of the management fee on assets of each Portfolio in excess of $1 billion. Each waiver is voluntary and may be modified or terminated at any time without prior notice. Each Portfolio’s management fee is accrued daily for the purposes of determining the sale and redemption price of the Portfolio’s shares. More information about investment management fees for the Portfolios is set forth under the caption “Investment Advisory and Other Services” in the SAI.

The Investment Managers pay each Sub-Advisor a portion of such fee for the performance of the sub-advisory services at no additional cost to any Portfolio. More information about the fees payable by the Investment Managers to the Sub-Advisors is set forth under the caption “Investment Advisory and Other Services” in the SAI. Sub-Advisory fees are not paid by the Portfolios.

Other Expenses.   In addition to Investment Management fees, each Portfolio pays other expenses, including costs incurred in connection with the maintenance of its securities law registrations, printing and mailing prospectuses and statements of additional information to shareholders, certain office and financial accounting services, taxes or governmental fees, brokerage commissions, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings. The Trust may also pay Participating Insurance Companies for printing and delivery of certain documents (including prospectuses, semi-annual and annual reports and any proxy materials) to holders of variable annuity contracts and variable life insurance policies whose assets are invested in the Trust as well as for other administrative services. Currently, each Portfolio pays each Participating Insurance Company 0.10% on assets attributable to that company.

TAX MATTERS:

Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. The Portfolios intend to distribute substantially all their net investment income and gains. Distributions will be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

Common and Preferred Stocks

Common and preferred stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on the company’s income for purposes of receiving dividend payments and on the company’s assets in the event of liquidation. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Common and preferred stocks can experience sharp declines in value over short or extended periods of time, regardless of the success or failure of a company’s operations. Stocks can decline for many reasons,

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including due to adverse economic, financial, or political developments and developments related to the particular company, the industry of which it is a part, or the securities markets generally.

Fixed-Income Securities

Consistent with each Portfolio’s investment policies, each Portfolio may invest in the following types of fixed-income securities:

•       securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

•       corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate

•       commercial paper;

•       mortgage-backed and other asset-backed securities;

•       inflation-indexed bonds issued both by governments and corporations;

•       structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations;

•       delayed funding loans and revolving credit facilities;

•       bank certificates of deposit, fixed time deposits and bankers’ acceptances;

•       repurchase agreements and reverse repurchase agreements;

•       debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

•       obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

•       obligations of international agencies or supranational entities.

Each Portfolio also may invest in derivatives based on fixed-income instruments.

Fixed-income securities are generally subject to two kinds of risk: credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments as they come due. The ratings given a security by Moody’s and S&P, which are described in detail in Appendix II to the SAI, provide a generally useful guide as to such credit risk. The lower the rating, the greater the credit risk the rating service perceives to exist with respect to the security.

The First Trust Target Portfolios will limit their respective investments in debt obligations rated at least investment grade by Moody’s, S &P, or another major rating service, and unrated debt obligations that First Trust believes are comparable in quality. For the U.S. Fixed-Income investment category of the Advanced Strategies Portfolio, PIMCO will primarily invest in investment grade debt securities, but may invest in junk bonds rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest all of the assets attributable to the Hedged International Bond investment category in non-investment grade fixed-income securities, subject to a limit of investing no more than 15% of such assets in securities rated below B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

Increasing the amount of Portfolio assets invested in lower-rated securities generally will increase the Portfolio’s income, but also will increase the credit risk to which the Portfolio is subject. Interest rate risk relates to the fact that the prices of fixed-income securities generally will be affected by changes in the level of interest rates in the markets generally. An increase in interest rates will tend to reduce the prices of such securities, while a decline in interest rates will tend to increase their prices. In general, the longer the maturity or duration of a fixed-income security, the more its value will fluctuate with changes in interest rates.

To the extent a Portfolio invests in junk bonds or other non-investment grade fixed-income securities, it may be subject to greater levels of interest rate, credit and liquidity risk than mutual funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce a Portfolio’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment.

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Foreign Securities

Each Portfolio is subject to foreign investment risk due to their investments in foreign equity and fixed-income securities, including emerging markets securities. The Advanced Strategies Portfolio is particularly subject to these risks.

General.   Investments in securities of foreign issuers may involve risks that are not present with domestic investments. While investments in foreign securities can reduce risk by providing further diversification, such investments involve “sovereign risks” in addition to the credit and market risks to which securities generally are subject. Sovereign risks include local political or economic developments, potential nationalization, withholding taxes on dividend or interest payments, and currency blockage (which would prevent cash from being brought back to the United States). Compared to United States issuers, there is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. In some countries, there may also be the possibility of expropriation or confiscatory taxation, difficulty in enforcing contractual and other obligations, political or social instability or revolution, or diplomatic developments that could affect investments in those countries.

Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Further, it may be more difficult for the Trust’s agents to keep currently informed about corporate actions and decisions that may affect the price of portfolio securities. Brokerage commissions on foreign securities exchanges, which may be fixed, may be higher than in the United States. Settlement of transactions in some foreign markets may be less frequent or less reliable than in the United States, which could affect the liquidity of investments. For example, securities that are traded in foreign markets may trade on days (such as Saturday or Holidays) when a Portfolio does not compute its price or accept purchase or redemption orders. As a result, a shareholder may not be able to act on developments taking place in foreign countries as they occur.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs).   ADRs are U.S. dollar-denominated receipts generally issued by a domestic bank evidencing its ownership of a security of a foreign issuer. ADRs generally are publicly traded in the United States. ADRs are subject to many of the same risks as direct investments in foreign securities, although ownership of ADRs may reduce or eliminate certain risks associated with holding assets in foreign countries, such as the risk of expropriation. EDRs, GDRs and IDRs are receipts similar to ADRs that typically trade in countries other than the United States.

Depositary receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded as depositary receipts. In unsponsored programs, the issuer may not be directly involved in the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities.

Emerging Markets Countries.   Many of the risks described above with respect to investing in foreign issuers are accentuated when the issuers are located in developing countries. Emerging markets include those in countries defined as emerging or developing by the World Bank. Emerging markets countries may be politically and/or economically unstable, and the securities markets in those countries may be less liquid or subject to inadequate government regulation and supervision. Emerging markets countries have often experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in these countries to decline. Securities of issuers in emerging markets countries may be more volatile and, in the case of debt securities, more uncertain as to payment of interest and principal. Investments in developing countries may include securities created through the Brady Plan, under which certain heavily-indebted countries have restructured their bank debt into bonds. The Advanced Strategies Portfolio is particularly subject to these risks due to its investments in emerging markets securities.

Currency Fluctuations.   Investments in foreign securities may be denominated in foreign currencies. The value of a Portfolio’s investments denominated in foreign currencies may be affected, favorably or unfavorably, by exchange rates and exchange control regulations. A Portfolio’s share price may, therefore, also be affected by changes in currency exchange rates. Foreign currency exchange rates generally are determined by the forces of supply and demand in foreign exchange markets, including perceptions of the relative merits of investment in different countries, actual or perceived changes in interest rates or other complex factors. Currency exchange rates also can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments

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in the U.S. or abroad. In addition, a Portfolio may incur costs in connection with conversions between various currencies. PIMCO generally will hedge at least 75% of its exposure to foreign currencies for its investments in foreign securities for the Advanced Strategies Portfolio.

Foreign Currency Transactions.   A Portfolio that invests in securities denominated in foreign currencies will need to engage in foreign currency exchange transactions. Such transactions may occur on a “spot” basis at the exchange rate prevailing at the time of the transaction. Alternatively, a Portfolio may enter into forward foreign currency exchange contracts. A forward contract involves an obligation to purchase or sell a specified currency at a specified future date at a price set at the time of the contract. A Portfolio may enter into a forward contract to increase exposure to a foreign currency when it wishes to “lock in” the U.S. dollar price of a security it expects to or is obligated to purchase or sell in the future. This practice may be referred to as “transaction hedging.” In addition, when the Sub-Advisor believes that the currency of a particular country may suffer or enjoy a significant movement compared to another currency, the Portfolio may enter into a forward contract to sell or buy the first foreign currency (or a currency that acts as a proxy for such currency). This practice may be referred to as “portfolio hedging.” In any event, the precise matching of the forward contract amounts and the value of the securities involved generally will not be possible. No Portfolio will enter into a forward contract if it would be obligated to sell an amount of foreign currency in excess of the value of its securities or other assets denominated in or exposed to that currency, or will sell an amount of proxy currency in excess of the value of securities denominated in or exposed to the related currency unless open positions in forwards used for non-hedging purposes are covered by the segregation on the Portfolio’s records of assets determined to be liquid and marked to market daily. The effect of entering into a forward contract on a Portfolio’s share price will be similar to selling securities denominated in one currency and purchasing securities denominated in another. Although a forward contract may reduce a Portfolio’s losses on securities denominated in foreign currency, it may also reduce the potential for gain on the securities if the currency’s value moves in a direction not anticipated by the Sub-Advisor. In addition, foreign currency hedging may entail significant transaction costs.

Derivative Instruments

General.   As set forth above, PIMCO will emphasize investments in derivative instruments for the Commodities Real Return sub-category, the Real Return sub-category, and the Real Estate Real Return sub-category of the Advanced Strategies Portfolio. As a result, an investment in the Advanced Strategies Portfolio will be particularly subject to the risks described below relating to derivative instruments.

Each Portfolio may invest in securities and other instruments that are commonly referred to as “derivatives.” For instance, a Portfolio may purchase and write (sell) call and put options on securities, securities indices and foreign currencies, enter into futures contracts and use options on futures contracts, and enter into swap agreements with respect to foreign currencies, interest rates, and securities indices. In general, derivative instruments are securities or other instruments whose value is derived from or related to the value of some other instrument or asset.

There are many types of derivatives and many different ways to use them. Some derivatives and derivative strategies involve very little risk, while others can be extremely risky and can lead to losses in excess of the amount invested in the derivative. A Portfolio may use derivatives to hedge against changes in interest rates, foreign currency exchange rates or securities prices, to generate income, as a low cost method of gaining exposure to a particular securities market without investing directly in those securities, or for other reasons.

The use of these strategies involves certain special risks, including the risk that the price movements of derivative instruments will not correspond exactly with those of the investments from which they are derived. In addition, strategies involving derivative instruments that are intended to reduce the risk of loss can also reduce the opportunity for gain. Furthermore, regulatory requirements for a Portfolio to set aside assets to meet its obligations with respect to derivatives may result in a Portfolio being unable to purchase or sell securities when it would otherwise be favorable to do so, or in a Portfolio needing to sell securities at a disadvantageous time. A Portfolio may also be unable to close out its derivatives positions when desired. No assurance can be given that a Portfolio will engage in derivative transactions. Certain derivative instruments and some of their risks are described in more detail below.

Options.   The Portfolios may purchase or write (sell) call or put options on securities, financial indices, currencies, or swaps. The purchaser of an option on a security or currency obtains the right to purchase (in the case of a call option) or sell (in the case of a put option) the security or currency at a specified price within a limited period of time. Upon exercise by the purchaser, the writer (seller) of the option has the obligation to buy or sell the underlying security at the exercise price.

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An option on a securities index is similar to an option on an individual security, except that the value of the option depends on the value of the securities comprising the index, and all settlements are made in cash.

A Portfolio will pay a premium to the party writing the option when it purchases an option. In order for a call option purchased by a Portfolio to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and other transaction costs. Similarly, in order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and other transaction costs.

Generally, the Portfolios will write call options only if they are covered (i.e., the Portfolio owns the security subject to the option or has the right to acquire it without additional cost or, if additional cash consideration is required, cash or other assets determined to be liquid in such amount are segregated on the Portfolios’ records). By writing a call option, a Portfolio assumes the risk that it may be required to deliver a security for a price lower than its market value at the time the option is exercised. Effectively, a Portfolio that writes a covered call option gives up the opportunity for gain above the exercise price should the market price of the underlying security increase, but retains the risk of loss should the price of the underlying security decline. A Portfolio will write call options in order to obtain a return from the premiums received and will retain the premiums whether or not the options are exercised, which will help offset a decline in the market value of the underlying securities. A Portfolio that writes a put option likewise receives a premium, but assumes the risk that it may be required to purchase the underlying security at a price in excess of its current market value.

A Portfolio may sell an option that it has previously purchased prior to the purchase or sale of the underlying security. Any such sale would result in a gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the option. A Portfolio may terminate an option it has written by entering into a closing purchase transaction in which it purchases an option of the same series as the option written.

Futures Contracts and Related Options.   Each Portfolio may enter into financial futures contracts and related options. The seller of a futures contract agrees to sell the securities or currency called for in the contract and the buyer agrees to buy the securities or currency at a specified price at a specified future time. Financial futures contracts may relate to securities indices, interest rates or foreign currencies. Futures contracts are usually settled through net cash payments rather than through actual delivery of the securities underlying the contract. For instance, in a stock index futures contract, the two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value when the contract expires and the price specified in the contract. A Portfolio may use futures contracts to hedge against movements in securities prices, interest rates or currency exchange rates, or as an efficient way to gain exposure to these markets.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract at the exercise price at any time during the life of the option. The writer of the option is required upon exercise to assume the opposite position.

Swap Agreements and Options on Swap Agreements.   Each Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. Each Portfolio may also enter into options on swap agreements (“swap options”), credit default swap agreements and total return swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

Each Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Each Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.

Risks of Options, Futures Contracts and Swaps.   Options, futures contracts and swaps can be highly volatile and their use can reduce a Portfolio’s performance. Successful use of these strategies requires the ability to predict future movements in securities prices, interest rates, currency exchange rates, commodity index prices, and other economic factors. If the Sub-Advisor seeks to protect a Portfolio against potential adverse movements in the relevant financial markets using these

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instruments, and such markets do not move in the predicted direction, the Portfolio could be left in a less favorable position than if such strategies had not been used. A Portfolio’s potential losses from the use of futures extends beyond its initial investment in such contracts.

Among the other risks inherent in the use of options, futures, and swaps are (a) the risk of imperfect correlation between the price of options, futures, and swaps and the prices of the securities or currencies to which they relate, (b) the fact that skills needed to use these strategies are different from those needed to select portfolio securities and (c) the possible need to defer closing out certain positions to avoid adverse tax consequences. With respect to options on stock indices, commodity indices, and stock index futures, the risk of imperfect correlation increases the more the holdings of the Portfolio differ from the composition of the relevant index. These instruments may not have a liquid secondary market. Option positions established in the over-the-counter market and swaps may be particularly illiquid and may also involve the risk that the other party to the transaction fails to meet its obligations.

Initial Public Offerings

The Portfolios may participate in the initial public offering (IPO) market, and a portion of a Portfolio’s returns may be attributable to investments in IPOs. There is no guarantee that as a Portfolio’s assets grow it will be able to experience significant improvement in performance by investing in IPOs. A Portfolio’s purchase of shares issued as part of, or a short period after, companies’ IPOs, exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

Warrants

The Portfolios also may invest in warrants. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants. The value of warrants may fluctuate more than the value of the securities underlying the warrants. A warrant will expire without value if the rights under such warrant are not exercised prior to its expiration date.

Convertible Securities

The Portfolios also may invest in convertible securities. Convertible securities are bonds, notes, debentures and preferred stocks that may be converted into or exchanged for shares of common stock. Many convertible securities are rated below investment grade because they fall below ordinary debt securities in order of preference or priority on the issuer’s balance sheet. Convertible securities generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Frequently, convertible securities are callable by the issuer, meaning that the issuer may force conversion before the holder would otherwise choose.

When-Issued, Delayed-Delivery or Forward Commitment Transactions

Each Portfolio may purchase securities on a when-issued, delayed-delivery or forward commitment basis. These transactions generally involve the purchase of a security with payment and delivery due at some time in the future. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price and yield. While a Portfolio will generally engage in such when-issued, delayed-delivery and forward commitment transactions with the intent of actually acquiring the securities, the Portfolio may sell such a security prior to the settlement date.

Each Portfolio also may sell securities on a delayed-delivery or forward commitment basis. If a Portfolio does so, it will not participate in future gains or losses on the security. If the other party to such a transaction fails to pay for the securities, the Portfolio could suffer a loss.

Illiquid and Restricted Securities

Subject to guidelines adopted by the Trustees of the Trust, each Portfolio may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the

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amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by the Sub-Advisor and may incur expenses that would not be incurred in the sale of securities that were freely marketable.

Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, and well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by an Sub-Advisor under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements. Repurchase agreements are agreements by which a Portfolio purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Sub-Advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to the Portfolio’s limit on illiquid securities.

A Portfolio that enters into a repurchase agreement may lose money in the event that the other party defaults on its obligation and the Portfolio is delayed or prevented from disposing of the collateral. A Portfolio also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

Reverse Repurchase Agreements

The Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells a portfolio instrument and agrees to repurchase it at an agreed upon date and price, which reflects an effective interest rate. It may also be viewed as a borrowing of money by the Portfolio and, like borrowing money, may increase fluctuations in a Portfolio’s share price. When entering into a reverse repurchase agreement, a Portfolio must set aside on its books cash or other liquid assets in an amount sufficient to meet its repurchase obligation.

Temporary Investments

Each Portfolio may, without limit as to the percentage of its assets, purchase U.S. government securities or short-term debt securities pending investments in other securities consistent with its investment objective or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term rating of at least A or higher by S&P or Moody’s and having a maturity of one year or less. Short-term debt securities include, without limitation, the following: (1) U.S. government securities issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities, including the Government National Mortgage Association (whose securities are supported by the full faith and credit of the United States), the Federal Home Loan Banks (whose securities are supported by the right of the agency to borrow from the U.S. Treasury), Fannie Mae (whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency), and the Student Loan Marketing Association (whose securities are supported only by its credit), (2) certificates of deposit issued against funds deposited in a bank or savings and loan association, (3) bankers’ acceptances which are short-term credit instruments used to finance commercial transactions, (4) repurchase agreements, (5) bank time deposits, and (6) commercial paper, which are short-term promissory notes, including variable rate master demand notes issued by corporations to finance their current operations.

Borrowing

Each Portfolio may borrow money from banks or broker-dealers. Each Portfolio’s borrowings are limited so that immediately after such borrowing the value of the Portfolio’s assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should a Portfolio, for any reason, have borrowings that do not meet the above test, such Portfolio must reduce such borrowings so as to meet the necessary test within three business days. If a Portfolio borrows money, its share price may fluctuate more widely until the borrowing is repaid.

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Lending Portfolio Securities

Each Portfolio may lend securities with a value of up to 33 1/3% of its total assets to broker-dealers, institutional investors, or others (collectively, a Borrower) for the purpose of realizing additional income. Voting rights on loaned securities typically pass to the Borrower, although a Portfolio has the right to terminate a securities loan, usually within three business days, in order to vote on significant matters or for other reasons. All securities loans will be collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies at least equal in value to the market value of the loaned securities. Any cash collateral received by a Portfolio in connection with such loans normally will be invested in short-term instruments, which may not be immediately liquid under certain circumstances. Any losses resulting from the investment of cash collateral would be borne by the lending Portfolio. The Portfolio could also suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of a Borrower’s default. These events could trigger adverse tax consequences to a Portfolio. Lending securities involves certain other risks, including the risk that the Portfolio will be delayed or prevented from recovering the collateral if the Borrower fails to timely return a loaned security and the risk that an increase in interest rates may result in unprofitable securities loans made to Borrowers.

Short Sales

PIMCO may engage in short sales in connection with the assets of the Advanced Strategies Portfolio directly managed by PIMCO. In a short sale, the Advanced Strategies Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete the transaction, the Advanced Strategies Portfolio will borrow the security to make delivery to the buyer. The Advanced Strategies Portfolio is then obligated to replace the security it borrowed by purchasing it at the market price at the time of replacement. The price at that time may be more or less than the price at which the Advanced Strategies Portfolio sold it. Until the security is replaced, the Advanced Strategies Portfolio is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Advanced Strategies Portfolio may be required to pay a fee that would increase the cost of the security sold.

Until the Advanced Strategies Portfolio replaces a borrowed security used in a short sale, it will segregate or earmark liquid assets in a segregated account equal to the current market value of the security sold short or otherwise cover the short position. No more than 33% of the Advanced Strategies Portfolio’s net assets that are directly managed by PIMCO will be segregated or earmarked in connection with short sales.

The Advanced Strategies Portfolio incurs a loss in a short sale if the price of the security increases between the date of the short sale and the date the Advanced Strategies Portfolio replaces the borrowed security. On the other hand, the Advanced Strategies Portfolio will realize gain if the security’s price decreases between the date of the short sale and the date the security is replaced.

Short Sales “Against the Box”

Each Portfolio may make short sales “against the box.” A short sale against the box involves selling a security that the Portfolio owns, or has the right to obtain without additional costs, for delivery at a specified date in the future. A Portfolio may make a short sale against the box to hedge against anticipated declines in the market price of a portfolio security. If the value of the security sold short increases instead, the Portfolio loses the opportunity to participate in the gain.

DISCLOSURE OF PORTFOLIO HOLDINGS:

A description of the Trust’s policies and procedures with respect to the disclosure of each Portfolio’s portfolio securities is described in the SAI and on the Trust’s website at www.americanskandia.prudential.com . The Trust will provide a full list of the securities held by each Portfolio on the Trust’s website at www.americanskandia.prudential.com , in accordance with those policies and procedures. The Trust will also file a list of securities held by each Portfolio with the SEC as of the end of each quarter. The Trust’s quarterly portfolio holdings filings are available on the Commission’s website at http://www.sec.gov .

FINANCIAL HIGHLIGHTS:

Because the Portfolios had not commenced operations as of the date of this Prospectus, no financial highlights data is provided.

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APPENDIX I:

Investment Strategies for First Trust Target Portfolios

Dow Jones Income

In selecting securities for this strategy, First Trust follows an investment strategy that invests in securities identified by applying certain screens to the Dow Jones Corporate Bond Index. This strategy emphasizes high credit quality, liquidity, diversification, issuer fundamentals, and duration management.

•       Step 1:   Begin with the universe of bonds that comprise the Dow Jones Corporate Bond Index on or about the applicable security selection date. The Dow Jones Corporate Bond Index identifies bonds with an investment-grade credit rating of no less than Baa3 as rated by Moody’s Investors Service (or rated of similar quality by another rating agency).

•       Step 2:   For liquidity, eliminate each bond that does not have at least $350 million principal amount in outstanding issuance.

•    Step 3:   Eliminate bonds based on proprietary factors including issuer fundamentals and diversification.

•       Step 4:   Bonds satisfying the above 3 steps are weighted across multiple sectors and maturity bands of the Dow Jones Corporate Bond Index.

•       Step 5:   Bonds are then selected based on availability and relative value compared to similar quality bonds within the investment grade universe. Due to poor liquidity or lack of availability, like-bonds that are not components of the Dow Jones Corporate Bond Index may be selected within the investment grade universe that have similar characteristics as the bonds identified through steps 1-4.

In the event a bond identified by the process described above is exempted from the Dow Jones Corporate Bond Index, First Trust may continue its investment in such bond or may identify an alternative bond from the Dow Jones Corporate Bond Index until the next security selection date.

Each holding is monitored and evaluated for potential credit downgrades/upgrades and issue-specific business fundamentals, and the portfolio is monitored for interest rate sensitivity through optimal duration management.

NYSE International Target 25

The NYSE®    International Target 25 Strategy stocks are selected by First Trust as follows:

•       Step 1:   Begin with the stocks that comprise the NYSE International 100 IndexSM on or about the applicable security selection date. The Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

•       Step 2:   Screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

•       Step 3:   Rank each remaining stock on two factors:

•        Factor 1:   Price to book

•        Factor 2:   Price to cash flow

•        Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

•       Step 4:   Construct an equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.

Global Dividend Target 15

In selecting stocks for this strategy, First Trust uses a disciplined investment strategy that invests primarily in the common stocks of the companies that are components of the Dow Jones Industrial Average (DJIA), the Financial Times Industrial Ordinary Share Index (FT Index) and the Hang Seng Index. The DJIA consists of stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The FT Index is comprised of 30 stocks chosen by the editors of The Financial Times as representative of British industry and commerce. The Hang Seng

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Index consists of 33 stocks listed on the Hong Kong Stock Exchange, and it includes companies intended to represent four major market sectors: commerce and industry, finance, properties and utilities.

This strategy primarily consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, FT Index and Hang Seng Index, respectively, and that have the highest dividend yields in the respective index as of the close of business on or about the applicable security selection date.

Value Line Target 25

To select the stocks for this strategy, First Trust follows a disciplined investment strategy that invests primarily in the common stocks of 25 companies selected from a subset of the stocks that receive Value Line’s® #1 ranking for Timeliness™ as of the close of business on or about the applicable security selection date. Value Line’s ranking for Timeliness measures Value Line’s view of probable price performance during the next 6 to 12 months based long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. First Trust expects to select 25 common stocks each year through the following multi-step process from a subset of the stocks that receive Value Line’s® #1 ranking for Timeliness as of the close of business on or about the applicable security selection date:

•       Step 1:   Start with the 100 stocks that Value Line® on or about the security selection date gives its #1 ranking for Timeliness™, and remove the stocks of companies considered to be securities-related issuers and the stocks of companies whose shares are not listed on a U.S. securities exchange.

•       Step 2:   Screen for consistent growth by ranking the remaining stocks based on 12-month and 6-month price appreciation (best [1] to worst [100]).

•       Step 3:   Screen for profitability by ranking the stocks by their return on assets.

•       Step 4:   Finally, screen for value by ranking the stocks based on their price to cash flow.

•       Step 5:   Add up the numerical ranks achieved by each company in the above steps and select the 25 stocks with the lowest sums for the Fund.

Securities selected by this strategy will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 7.5% of the portfolio on or about the security selection date.

Target Small Cap

The Target Small-Cap stocks are stocks with small market capitalizations that have recently exhibited certain positive financial attributes. First Trust selects stocks for this strategy as follows:

•       Step 1:   Select the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX) or The Nasdaq Stock Market (Nasdaq) (excluding limited partnerships, American Depositary Receipts and mineral and oil royalty trusts) as of the close of business on or about the applicable security selection date.

•       Step 2:   Select companies that have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

•       Step 3:   Select stocks with positive three-year sales growth.

•  Step 4:   From there, select those stocks whose most recent annual earnings are positive.

•  Step 5:   Eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

•       Step 6:   Select the 40 stocks with the greatest price appreciation in the last 12 months based on a relative market capitalization basis (highest to lowest).

Market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps are applied monthly and rolling quarterly data is used instead of annual figures where possible. Securities selected by this strategy will be weighted by market capitalization.

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The Dow Target Dividend (AST First Trust Balanced Target Portfolio only)

This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. First Trust follows a disciplined investment strategy that invests primarily in the 20 common stocks from the Dow Jones Select Dividend Index with the best overall ranking on both the change in return on assets over the last 12 months and price to book ratio as of the close of business on or about the applicable stock selection date. Specifically, this investment strategy consists of the following steps:

•       Step 1:   Rank all 100 stocks contained in the Dow Jones Select Dividend Index on or about the applicable security selection date (best [1] to worst [100]) by:

•        Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

•        Price to book. A lower, but positive, price to book ratio is generally used as an indication of value.

•       Step 2:   Select an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

Nasdaq Target 15 (AST First Trust Capital Appreciation Target Portfolio only)

This investment strategy looks for common stocks issued by companies that are expected to have the potential for capital appreciation. To select the stocks for this investment strategy, First Trust follows a disciplined investment strategy that invests primarily in the common stocks of 15 companies selected from a subset of the stocks included in the NASDAQ-100 Index as of the close of business on or about the applicable security selection date.

•       Step 1 :   Beginning with the stocks that comprise the NASDAQ 100 Index, screen for companies with the best overall ranking on the following criteria:

•        12 month price appreciation

•        6 month price appreciation

•        return on assets

•        price to cash flow

•       Step 2 :   Select a market-cap weighted portfolio for the 15 stocks with the best overall ranking on the four factors.

Securities selected by this strategy will be weighted by market capitalization subject to the restriction that no stock will comprise less than 1% or more than 7.5% of the portfolio on or about the security selection date.

The publishers of the DJIASM , FT Index, Hang Seng Index, The Nasdaq Stock Market, Inc., Dow Jones Select Dividend IndexSM , the Dow Jones Corporate Bond Index, the NYSE International 100 IndexSM , and the NASDAQ 100 Index are not affiliated with the Trust or with First Trust and have not participated in creating the First Trust Target Portfolios or selecting the securities for the First Trust Target Portfolios. None of the index publishers have approved of any of the information in this prospectus.

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Mailing Address
American Skandia Trust
One Corporate Drive
Shelton, CT 06484
Investment Managers
American Skandia Investment Services, Incorporated	Prudential Investments LLC
One Corporate Drive	Gateway Center Three, 100 Mulberry Street
Shelton, CT 06484	Newark, NJ 07102
Sub-Advisors
First Trust Advisors L.P.
Marsico Capital Management, LLC
T. Rowe Price Associates, Inc.
William Blair & Company LLC
LSV Asset Management
Pacific Investment Management Company LLC
Custodian
PFPC Trust Company
400 Bellevue Parkway
Wilmington, DE 19809
Administrator
Transfer and Shareholder Servicing Agent
PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19809
Legal Counsel	Counsel to the Independent Trustees
Goodwin Procter LLP	Bell, Boyd & Lloyd LLC
901 New York Avenue, N.W.	70 West Madison Street
Washington, D.C. 20001	Chicago, IL 60602
Independent Registered Public Accounting Firm
KPMG LLP
345 Park Avenue
New York, NY 10154

INVESTOR INFORMATION SERVICES:

Shareholder inquiries should be made by calling (800) 752-6342 or by writing to American Skandia Trust at One Corporate Drive, Shelton, Connecticut 06484.

Additional information about the Portfolios is included in the SAI, which is incorporated by reference into this Prospectus. Additional information about the Portfolios’ investments is available in the annual and semi-annual reports to holders of variable annuity contracts and variable life insurance policies. In the annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each Portfolio during its last fiscal year. The SAI and copies of annual and semi-annual reports are available without charge by calling the above number.

Delivery of Prospectus and other Documents to Households.   To lower costs and eliminate duplicate documents sent to your address, the Trust, in accordance with applicable laws and regulations, may begin mailing only one copy of the Trust’s prospectus, prospectus supplements, annual and semi-annual reports, proxy statements and information statements, or any other required documents to your address even if more than one shareholder lives there. If you have previously consented to have any of these documents delivered to multiple investors at a shared address, as required by law, and wish to revoke this consent or otherwise would prefer to continue to receive your own copy, you should call 1-800-SKANDIA or write to “American Skandia Trust, c/o American Skandia Life Assurance Corporation.” at P.O. Box 7038, Bridgeport, CT 06601-9642. The Trust will begin sending individual copies to you within thirty days of receipt of revocation.

The information in the Trust’s filings with the Commission (including the SAI) is available from the Commission. Copies of this information may be obtained, upon payment of duplicating fees, by electronic request to publicinfo@sec.gov or by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, D.C. 20549-0102. The information can also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Finally, information about the Trust is available on the EDGAR database on the Commission’s Internet site at http://www.sec.gov.

Investment Company Act File No. 811-5186

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 20, 2006

AMERICAN SKANDIA TRUST

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

American Skandia Trust (the Trust) is a diversified, open-end management investment company (commonly known as a mutual fund) made up of 43 separate investment portfolios. This Statement of Additional Information (SAI) discusses the following three investment portfolios of the Trust (each, a Portfolio and collectively, the Portfolios, each of which is, for investment purposes, in effect, a separate fund):

AST First Trust Balanced Target Portfolio

AST First Trust Capital Appreciation Target Portfolio

AST Advanced Strategies Portfolio

The Trust offers one class of shares of each Portfolio. Shares of the Trust are or may be sold to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey and American Skandia Life Assurance Company (collectively, Prudential Insurance) as investment options under variable life insurance and variable annuity contracts. In addition, shares of the Portfolios may be offered to separate accounts of non-Prudential insurance companies for the same types of contracts (collectively with the Prudential Insurance contracts, the Contracts). These separate accounts invest in shares of the Trust through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Trust to the extent necessary to provide benefits under the Contracts or for such other purposes as may be consistent with the Contracts.

Not every Portfolio is available under each Contract. The prospectus for each Contract lists the Portfolios currently available under that particular Contract.

In order to sell shares to both Prudential and non-Prudential insurance companies, the Trust has obtained an exemptive order (the Order) from the United States Securities and Exchange Commission (SEC). The Trust and its Portfolios are managed in compliance with the terms and conditions of that Order. This SAI is not a prospectus and should be read in conjunction with the Prospectus relating to the Portfolios, dated March 20, 2006 (the Prospectus).

The Prospectus is available without charge upon written request to American Skandia Trust, One Corporate Drive, Shelton, Connecticut 06484 or by telephoning (800) 752-6342.

GENERAL INFORMATION AND HISTORY:

The AST First Trust Balanced Target Portfolio, the AST First Trust Capital Appreciation Target Portfolio (each, a First Trust Target Portfolio and together, the First Trust Target Portfolios), and the AST Advanced Strategies Portfolio (the Advanced Strategies Portfolio and, together with the First Trust Target Portfolios, the Portfolios) were first offered on March 20, 2006. Each Portfolio allocates and invests its assets in accordance with different investment strategies as described herein.

American Skandia Investment Services, Inc. (ASISI) and Prudential Investments LLC (PI) serve as co-managers to the Trust (each, an Investment Manager and together, the Investment Managers). First Trust Advisors L.P. (First Trust) is the Sub-Advisor to each First Trust Target Portfolio. Marsico Capital Management, LLC (Marsico), T. Rowe Price Associates, Inc. (T. Rowe Price), William Blair & Company LLC (William Blair), LSV Asset Management (LSV), and Pacific Investment Management Company LLC (PIMCO) are the Sub-Advisors to the Advanced Strategies Portfolio. PI’s research arm, the Strategic Investment Research Group, will manage a portion of the assets of the Advanced Strategies Portfolio. First Trust, Marsico, T. Rowe Price, William Blair, LSV, and PIMCO are individually referred to herein as a “Sub-Advisor” and are collectively referred to herein as the “Sub-Advisors.”

INVESTMENT OBJECTIVES, POLICIES AND RISKS:

The following information supplements, and should be read in conjunction with, the discussion in the Prospectus of the investment objective and policies of each Portfolio. Because each Portfolio will have different amounts of exposure to certain investment strategies and different exposures to equity and fixed-income securities, the risks, opportunities and total return associated with an investment in each Portfolio may differ.

The investment objective and investment policies and restrictions of each Portfolio, unless otherwise specified, are not “fundamental” policies and may be changed by the Board of Trustees of the Trust without approval of the shareholders of the applicable Portfolio. Those investment policies specifically labeled as fundamental, including those described in this SAI under the caption “Investment Restrictions,” may not be changed without shareholder approval. Fundamental investment policies of a Portfolio may be changed only with the approval of at least the lesser of: (1) 67% or more of the total shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of such Portfolio are represented, or (2) a majority of the outstanding shares of the Portfolio.

Other Investments and Investment Strategies

The Portfolios may also invest in futures, options, forward contracts, illiquid and restricted securities, delayed delivery securities, direct and indirect foreign investments, and temporary investments, as described below.

Delayed-Delivery Transactions.   A Portfolio may from time to time purchase securities on a “when-issued” or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Portfolio to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Portfolio’s other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them. At the time a Portfolio makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. The Portfolios do not believe that net asset value will be adversely affected by purchases of securities in delayed-delivery transactions.

Each Portfolio will earmark or maintain in a segregated account cash, U.S. government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Portfolio will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than the Portfolio’s payment obligation).

Illiquid and Restricted Securities.   Each Portfolio may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Portfolio will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Portfolio’s net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to the Sub-Advisors the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed the Sub-Advisors to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable, the affected Portfolio will take such steps as is deemed advisable, if any, to protect liquidity.

A Portfolio’s investments in foreign securities, derivatives, or securities with substantial market and/or credit risk may be deemed to be illiquid.

Temporary Investments.   Each Portfolio may, without limit as to percentage of assets, purchase U.S. government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor’s Ratings Services (S&P) or Moody’s Investors Service, Inc. (Moody’s) and having a maturity of one year or less.

Short-term debt securities are defined to include, without limitation, the following:

(1)          U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. government agencies or instrumentalities. U.S. government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

(2)          Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Portfolio’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore; certificates of deposit purchased by a Portfolio may not be fully insured.

(3)          Bankers’ acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

(4)          Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Portfolio purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Portfolio during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Portfolio to invest temporarily available cash. A Portfolio may enter into repurchase agreements only with respect to obligations of the U.S. government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Portfolios may invest. In addition, the Portfolios may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to a Portfolio is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Portfolio is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Portfolio could incur a loss of both principal and interest. The Portfolios, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by the applicable Sub-Advisor to present minimal credit risks in accordance with criteria established by the Board of Trustees. Each Sub-Advisor will review and monitor the creditworthiness of such institutions. Each Sub-Advisor also will monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Sub-Advisors do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Portfolio. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Portfolio to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(5)          Bank time deposits , which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

(6)          Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Portfolio and a corporation. There is no secondary market for the notes. However, they are redeemable by the Portfolio at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because a Portfolio’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand. A Portfolio may only invest in commercial paper rated A-1 or better by S&P or Prime-1 or higher by Moody’s.

General Description of Hedging Strategies.   Each Portfolio may engage in hedging activities. Each Sub-Advisor may cause a Portfolio to utilize a variety of financial instruments, including swaps, options, forward contracts, futures contracts (hereinafter referred to as “Futures” or “Futures Contracts), and options on Futures Contracts to attempt to hedge the Portfolio’s holdings.

Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Portfolio owns or intends to acquire. Such instruments may also be used to “lock-in” earned but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Portfolio has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the “CFTC”) and various state regulatory authorities. In addition, a Portfolio’s ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions.   To comply with applicable rules of the CFTC under which the Trust and each Portfolio avoid being deemed a “commodity pool” or a “commodity pool operator,” each Portfolio intends generally to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. With respect to positions in futures and related options that do not constitute bona fide hedging positions, the Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are “in-the-money,” would exceed 5% of the Portfolio’s total assets. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option. In addition, a Portfolio will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

The foregoing limitations are not fundamental policies of a Portfolio and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.

Asset Coverage for Futures and Options Positions.   Each Portfolio will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark on the Portfolio’s records or set aside cash, U.S. government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options.   A Portfolio may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor’s 500 or the Value Line Composite Indices or a more narrow market index, such as the Standard & Poor’s 100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

A Portfolio’s use of stock index options is subject to certain risks. Successful use by a Portfolio of options on stock indices will be subject to the ability of a Sub-Advisor to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Portfolio. Inasmuch as a Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, each Portfolio will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Portfolio’s securities, which would result in a loss on both such securities and the options on stock indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options.   There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Portfolio.

Futures Contracts.   Each Portfolio may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Portfolio or for other purposes permissible under the Commodity Exchange Act (“CEA”). Each Portfolio’s hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Portfolio will not enter into Futures Contracts that are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. No assurance can be given, however, that a Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

Margin is the amount of funds that must be deposited by each Portfolio with a clearing organization in order to initiate Futures trading and to maintain the Portfolio’s open positions in Futures Contracts. A margin deposit is intended to ensure the Portfolio’s performance of the Futures Contract.

The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, an increase in the margin will be required. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the excess will be returned to the respective Portfolio. In computing daily net asset value, each Portfolio will mark to market the current value of its open Futures Contracts. Each Portfolio expects to earn interest income on their margin deposits.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Portfolio would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a Futures position. The Portfolio would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Portfolio’s net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

A public market exists in Futures Contracts covering a number of indices, including, but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ® 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Options on Futures.   Each Portfolio may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures option may be closed out by an offsetting purchase or sale of a futures option of the same series.

A Portfolio may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Portfolio uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Portfolio’s securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio’s holdings of securities. If the price when the option is exercised is above the exercise price, however, the Portfolio will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by the Portfolio that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities the Portfolio intends to acquire.

As with investments in Futures Contracts, each Portfolio is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio. Each Portfolio will earmark or set aside in a segregated account at the Portfolio’s custodian, liquid assets, such as cash, U.S. government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

The risks associated with the use of options on Futures Contracts include the risk that a Portfolio may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Portfolio’s successful use of options on Futures Contracts depends on the Sub-Advisor’s ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see “Futures Contracts.” Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading,” and other investment strategies might result in temporary price distortions.

Swap Agreements and Options on Swap Agreements.   Each Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. Each Portfolio also may invest in currency exchange rate swap agreements, options on swap agreements (“swap options”), and total return swap agreements.

A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio’s investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

Each Portfolio may also enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Portfolio’s investment restriction concerning senior securities. Each Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s total assets.

Each Portfolio may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If the Portfolio is a buyer and no credit event occurs, the Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees , or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” will ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Portfolio’s portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss.

Whether a Portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on PIMCO’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Portfolios’ repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, swap transaction may be subject to a fund’s limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. A Portfolio bears the risk that PIMCO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Portfolio. If PIMCO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Portfolio will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Portfolio. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments.

Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Indirect Foreign Investments: Depositary Receipts.   The Portfolios may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or Global Depositary Receipts (GDRs), or other securities representing indirect ownership interests in the securities of foreign issuers. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European and other markets. For purposes of a Portfolio’s investment policies, ADRs, EDRs, and GDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs, EDRs, and GDRs shall be treated as indirect foreign investments. Thus, an ADR, EDR, or GDR representing ownership of common stock will be treated as common stock. ADRs, EDRs, and GDRs do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Other types of depositary receipts include American Depositary Shares (ADSs), Global Depositary Certificates (GDCs), and International Depositary Receipts (IDRs). ADSs are shares issued under a deposit agreement representing the underlying ordinary shares that trade in the issuer’s home market. An ADR, described above, is a certificate that represents a number of ADSs. GDCs and IDRs are typically issued by a foreign bank or trust company, although they may sometimes also be issued by a U.S. bank or trust company. GDCs and IDRs are depositary receipts that evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

Direct Foreign Investments.   The Portfolios may invest directly in the securities of foreign issuers. In consideration of whether to invest in the securities of a foreign company, the applicable Sub-Advisor will consider such factors as the characteristics of the particular company, differences between economic trends, and the performance of securities markets within the U.S. and those within other countries. The applicable Sub-Advisor also will consider factors relating to the general economic, government, and social conditions of the country or countries where the company is located.

Securities transactions conducted outside the U.S. may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of government actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and the margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Real Estate Investment Trusts.   Each Portfolio may invest in real estate investment trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains or losses by selling properties. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

While the Portfolios will not invest in real estate directly, investments in REITs may be subject to risks similar to those associated with the direct ownership of real estate. These include risks related to general and local economic conditions, dependence on management skill, heavy cash flow dependency, possible lack of available mortgage funds, overbuilding, extended vacancies of properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from environmental problems, casualty or condemnation losses, limitations on rents, and changes in neighborhood values, the appeal of properties to tenants and interest rates. In general, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. In the event of a default by a borrower or lessee, a REIT may experience delays and may incur substantial costs in enforcing its rights as a mortgagee or lessor.

Collateralized Debt Obligations.   The Portfolios may invest in collateralized debt obligations (“CDOs”), which includes collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolios as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Portfolios’ prospectuses ( e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolios may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Investment Risks

Overview.   Investment in a Portfolio should be made with an understanding of the risks entailed by an investment in common stocks, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Portfolio may decline. A Portfolio may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Portfolio is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by a Portfolio have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors, and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in a Portfolio will fluctuate over the life of the Portfolio and may be more or less than the price at which they were purchased by such Portfolio. The equity securities held in a Portfolio may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Portfolio’s purchase and sale of the equity securities and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation that are senior to those of common stockholders.

The Investment Managers and the Sub-Advisors shall not be liable in any way for any default, failure or defect in any equity security held in a Portfolio’s portfolio.

Liquidity.   Whether or not the equity securities in a Portfolio are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. No assurance can be given that a market will be made for any of the equity securities, that any market for the equity securities will be maintained, or that there will be sufficient liquidity of the equity securities in any markets made. The value of a Portfolio and the price at which the equity securities held in a Portfolio may be sold to meet transfers, partial withdrawals or surrenders, or to implement a strategy on or about each stock selection date will be adversely affected if trading markets for the equity securities are limited or absent. The Advanced Strategies Portfolio may be particularly subject to liquidity risk due to its investments in derivative instruments and foreign equity securities, including emerging markets securities.

Small Capitalization Companies.   Certain of the equity securities in the First Trust Target Portfolios may be small cap company stocks. The Advanced Strategies Portfolio will invest in small or medium-sized companies only to a limited extent. While small cap company stocks historically have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products that have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for a Portfolio that contains these equity securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical of a national securities exchange.

Risks and Special Considerations Regarding Derivatives.   In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

(1)   Market Risk.   Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Portfolio to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager’s ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. No assurance can be given that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager’s judgment that the derivative transaction will provide value to a Portfolio and its shareholders and is consistent with a Portfolio’s objectives, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Portfolio’s overall investments and investment objective.

(2)   Credit Risk.   Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter (OTC) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Portfolio will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Portfolio. The Portfolio will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

(3)   Correlation Risk.   Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur as a result of factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

(4)   Liquidity Risk.   Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Portfolio might be required by applicable regulatory requirements to maintain assets as “cover,” maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Portfolio is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Portfolio’s ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. A Portfolio’s ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Portfolio.

(5)   Legal Risk.   Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6)   Systemic or “Interconnection” Risk.   Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

As set forth in the Prospectus, PIMCO will emphasize investments in derivative instruments for the Commodities Real Return sub-category, the Real Return sub-category, and the Real Estate Real Return sub-category of the Advanced Strategies Portfolio. As a result, an investment in the Advanced Strategies Portfolio will be particularly subject to the risks associated with investing in derivative instruments.

Risks and Special Considerations Concerning Foreign Currencies.   Investment in securities denominated in foreign currencies involves certain general risks and considerations as described below.

(1)   Currency Risks.   The exchange rates between the U.S. dollar and foreign currencies depend upon such factors as supply and demand in the currency exchange markets, international balances of payments, government intervention, speculation, and other economic and political conditions. Although each Portfolio values its assets daily in U.S. dollars, a Portfolio may not convert its holdings of foreign currencies to U.S. dollars daily. A Portfolio may incur conversion costs when it converts its holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which a Portfolio buys and sells currencies. Portfolios may engage in foreign currency exchange transactions in connection with its portfolio investments. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign contracts.

(2)   Forward Foreign Currency Exchange Contracts.   The Portfolios may enter into forward foreign currency exchange contracts. Forward foreign currency exchange contracts may limit potential gains that could result from a positive change in such currency relationships. The Portfolios will not speculate in foreign currency exchange. The Portfolios will not enter into forward currency exchange contracts or maintain a net exposure in such contracts that they would be obligated to deliver an amount of foreign currency in excess of the value of their portfolio securities or other assets denominated in that currency or, in the case of a “cross-hedge,” denominated in a currency or currencies that the Sub-Advisors believe will tend to be closely correlated with that currency with regard to price movements. Generally, the Portfolios will not enter into forward foreign currency exchange contracts with a term longer than one year.

(3)   Foreign Currency Options.   A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Portfolio held securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Portfolio would not have to exercise its put option. Likewise, if a Portfolio entered into a contract to purchase a security denominated in a foreign currency and, in conjunction with that purchase, purchased a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, the Portfolio would not have to exercise its call. Instead, the Portfolio could acquire, in the spot market, the amount of foreign currency needed for settlement.

(4)   Special Risks Associated with Foreign Currency Options.   Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Portfolio’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although a Portfolio will not purchase or write such options unless and until, in the opinion of First Trust, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of the same factors that influence foreign exchange rates and investments generally. The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

(5)   Foreign Currency Futures Transactions.   By using foreign currency futures contracts and options on such contracts, a Portfolio may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. The Portfolios may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

(6)   Special Risks Associated with Foreign Currency Futures Contracts and Related Options.   Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above. Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, a Portfolio will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Sub-Advisor, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.

Foreign Issuer Risk.   Since certain of the portfolio securities included in the Portfolios may consist of common stocks of foreign issuers, an investment in such Portfolios involves certain investment risks that are different in some respects from an investment in a fund that invests entirely in common stocks of domestic issuers. These investment risks include the possible imposition of future political or government restrictions that might adversely affect the payment or receipt of dividends on the relevant portfolio securities, the possibility that the financial condition of the issuers of the portfolio securities may become impaired or that the general condition of the relevant stock market may deteriorate, the limited liquidity and relatively small market capitalization of the relevant securities market, the imposition of expropriation or confiscatory taxation, economic uncertainties, the lack of the quantity and quality of publicly available information concerning the foreign issuers as such issuers are generally not subject to the same reporting and accounting requirements as domestic issuers, and the effect of foreign currency devaluations and fluctuations in the value of the common stocks and dividends of foreign issuers in terms of U.S. dollars. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States.

On the basis of the best information available to the Sub-Advisors at the present time, none of the portfolio securities in such Portfolios are currently subject to exchange control restrictions under existing law that would materially interfere with payment to such Portfolios of dividends due on, or proceeds from the sale of, the foreign portfolio securities. The adoption of such restrictions or other legal restrictions could adversely impact the marketability of the foreign portfolio securities and may impair the ability of a Portfolio to satisfy its obligation to redeem shares or could cause delays or increase the costs associated with the purchase and sale of the foreign portfolio securities and correspondingly affect the price of its shares.

The purchase and sale of foreign portfolio securities may be made in foreign securities markets. Although the Sub-Advisors do not believe that the Portfolios will encounter obstacles in acquiring or disposing of foreign portfolio securities, investors should be aware that in certain situations it may not be possible to purchase or sell a foreign portfolio security in a timely manner for any number of reasons, including lack of liquidity in the relevant market, the unavailability of a seller or purchaser of the foreign portfolio securities, and restrictions on such purchases or sales by reason of federal securities laws or otherwise. An investment in such Portfolios will also be subject to the risks of currency fluctuations associated with investments in foreign equity securities trading in non-U.S. currencies.

Certain of the equity securities in the Portfolios may be in ADR or GDR form. ADSs and GDSs (collectively, the “Depositary Receipts”) may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the terms ADR and GDR generally include ADSs and GDSs, respectively.

Depositary Receipts may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the Depositary Receipts holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues Depositary Receipts generally charges a fee, based on the price of the Depositary Receipts, upon issuance and cancellation of the Depositary Receipts. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the Depositary Receipts than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from the application of the tax laws of one nation to nationals of another and from certain practices in the Depositary Receipts market may also exist with respect to certain Depositary Receipts. In varying degrees, any or all of these factors may affect the value of the Depositary Receipts compared with the value of the underlying shares in the local market. In addition, the rights of holders of Depositary Receipts may be different than those of holders of the underlying shares, and the market for Depositary Receipts may be less liquid than that for the underlying shares. Depositary Receipts are registered securities pursuant to the 1933 Act and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For the equity securities that are Depositary Receipts, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic shares and, as a result, are likely to affect the value of the Depositary Receipts and consequently the value of the equity securities. The foreign issuers of securities that are Depositary Receipts may pay dividends in foreign currencies which must be converted into U.S. dollars. Most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in Depositary Receipt form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their U.S. dollar value will vary with fluctuations in the U.S. dollar foreign exchange rates for the relevant currencies.

Junk Bond Risk.   High yield bonds (also referred to as junk bonds) can deliver higher yields and total return than either investment grade corporate bonds or U.S. Treasury bonds. However, because these non-investment grade securities involve higher risks in return for higher income, they are best suited to long-term investors who are financially secure enough to withstand volatility and the risks associated with such investments.

For high yield, non-investment grade securities, as for most investments, there is a direct relationship between risk and return. Along with their potential to deliver higher yields and greater capital appreciation than most other types of fixed-income securities, high yield securities are subject to higher risk of loss, greater volatility and are considered speculative by traditional investment standards. The most significant risk associated with high yield securities is credit risk: the risk that the company issuing a high yield security may have difficulty in meeting its principal and/or interest payments on a timely basis. As a result, extensive credit research and diversification are essential factors in managing risk in the high yield arena.

To a lesser extent, high yield bonds are also subject to interest rate risk: when interest rates increase, the value of fixed income securities tends to decline.

The First Trust Target Portfolios will limit their respective investments in debt obligations rated at least investment grade by Moody’s, S &P, or another major rating service, and unrated debt obligations that First Trust believes are comparable in quality. For the U.S. Fixed-Income investment category of the Advanced Strategies Portfolio, PIMCO will primarily invest in investment grade debt securities, but may invest in junk bonds rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. PIMCO may invest all of the assets attributable to the Hedged International Bond investment category in non-investment grade fixed-income securities, subject to a limit of investing no more than 15% of such assets in securities rated below B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

License Termination Risk.   The First Trust Target Portfolios rely on licenses from third parties to First Trust Advisors L. P. that permit the use of the intellectual property of such parties in connection with the investment strategies of the Portfolios. Such licenses may be terminated by the licensors, and as a result a First Trust Target Portfolio may lose its ability to use the licensed name or the licensed investment strategy. Accordingly, in the event a license is terminated it may have a significant effect on the operation of the affected First Trust Target Portfolio.

INVESTMENT RESTRICTIONS:

The investment restrictions set forth below are “fundamental” policies. Fundamental investment policies may not be changed without shareholder approval. As a result, fundamental investment policies of a Portfolio may be changed only with the approval of at least the lesser of: (1) 67% or more of the total shares of the Portfolio represented at a meeting at which more than 50% of the outstanding shares of such Portfolio are represented, or (2) a majority of the outstanding shares of the Portfolio.

Under its fundamental investment restrictions, each Portfolio may not:

1.                 Issue senior securities, except as permitted under the Investment Company Act of 1940 (the Investment Company Act).

2.                 Borrow money, except that a Portfolio may (i) borrow money for non-leveraging, temporary or emergency purposes, and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolio’s investment objective and policies; provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio’s assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings that come to exceed this amount will be reduced in accordance with applicable law. Subject to the above limitations, a Portfolio may borrow from persons to the extent permitted by applicable law, including the Investment Company Act, or to the extent permitted by any exemption from the Investment Company Act that may be granted by the SEC, or any SEC releases, no-action letters or similar relief or interpretive guidance.

3.                 Underwrite securities issued by other persons, except to the extent that a Portfolio may be deemed to be an underwriter (within the meaning of the Securities Act of 1933) in connection with the purchase and sale of portfolio securities.

4.                 Purchase or sell real estate unless acquired as a result of the ownership of securities or other instruments; provided that this restriction shall not prohibit a Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

5.                 Purchase or sell physical commodities unless acquired as a result of the ownership of securities or instruments; provided that this restriction shall not prohibit a Portfolio from (i) engaging in permissible options and futures transactions and forward foreign currency contracts in accordance with the Portfolio’s investment policies, or (ii) investing in securities of any kind.

6.                 Make loans, except that a Portfolio may (i) lend portfolio securities in accordance with the Portfolio’s investment policies in amounts up to 33 1/3% of the total assets of the Portfolio taken at market value, (ii) purchase money market securities and enter into repurchase agreements, (iii) acquire publicly distributed or privately placed debt securities, and (iv) make loans of money to other investment companies to the extent permitted by the Investment Company Act or any exemption therefrom that may be granted by the SEC or any SEC releases, no-action letters or similar relief or interpretive guidance.

7.                 Purchase any security if, as a result, more than 25% of the value of the Portfolio’s assets would be invested in the securities of issuers having their principal business activities in the same industry; provided that this restriction does not apply to investments in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to municipal securities (or repurchase agreements with respect thereto). For purposes of this limitation, investments in other investment companies shall not be considered an investment in any particular industry.

8.                 With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio’s total assets would be invested in the securities of such issuer, or (ii) more than 10% of the outstanding voting securities of such issuer would be held by the Portfolio.

If a restriction on a Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of the Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

With respect to investment restriction (6), the restriction on making loans is not considered to limit Portfolio’s investments in loan participations and assignments.

With respect to investment restriction (7), a Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security for purposes of determining the percentage of the Portfolio’s assets invested in the securities of issuers in a particular industry.

With respect to investment restrictions (2) and (6), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required, or the SEC issues rules permitting such transactions.

Except as expressly specified immediately above, the investment objective and all other investment policies and restrictions of each Portfolio are not “fundamental” policies and may be changed by the Board of Trustees of the Trust without approval of the shareholders of the applicable Portfolio.

PORTFOLIO TURNOVER:

A Portfolio buys and sells portfolio securities in the normal course of its investment activities. Each Portfolio may sell its portfolio securities, regardless of the length of time that they have been held, if the applicable Sub-Advisor determines that it would be in the Portfolio’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economics market, or other factors that are not within the control of the Investment Managers.

The proportion of the Portfolio’s investment portfolio that is sold and replaced with new securities during a year is known as the Portfolio’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Portfolio sold and replaced long-term securities valued at 100% of its net assets within one year. A high rate of portfolio turnover for a Portfolio involves correspondingly higher brokerage commission expenses and other transaction costs, which are directly borne by such Portfolio. Such higher brokerage commission expenses and other transaction costs will reduce the investment performance of the Portfolio.

ORGANIZATION AND MANAGEMENT OF THE TRUST:

The Trust is a managed, open-end investment company organized as a Massachusetts business trust, the separate investment portfolios of which are diversified, unless otherwise indicated.

As of the date of this SAI, 43 portfolios are available. The Trust may offer additional portfolios with a range of investment objectives that Participating Insurance Companies may consider appropriate for variable annuities and variable life insurance policies. The Trust’s current approach to achieving this goal is to seek to have multiple organizations unaffiliated with each other be responsible for conducting the investment programs for the portfolios. Each such organization would be responsible for the Portfolio or Portfolios to which such organization’s expertise is best suited. As set forth in the Prospectus, American Skandia Investment Services, Inc. and Prudential Investments LLC serve as co-managers to the Trust (each, an Investment Manager and together, the Investment Managers). Each Investment Manager is affiliated with Prudential Insurance.

Formerly, the Trust was known as the Henderson International Growth Portfolio, which consisted of only one Portfolio. The Investment Manager was Henderson International, Inc. Shareholders of what was, at the time, the Henderson International Growth Portfolio, approved certain changes in a meeting held April 17, 1992. These changes included engagement of a new Investment Manager, engagement of a Sub-Advisor and election of new Trustees. Subsequent to that meeting, the new Trustees adopted a number of resolutions, including, but not limited to, resolutions renaming the Trust. Since that time, the Trustees have adopted a number of resolutions, including, but not limited to, making new Portfolios available and adopting forms of Investment Management Agreements and Sub-Advisory Agreements between the Investment Managers and the Trust and the Investment Managers and each Sub-Advisor, respectively.

A discussion regarding the basis for the Board’s approval of the Trust’s investment advisory agreements is available in the Trust’s semi-annual report (for agreements approved during the six month period ended June 30) and in the Trust’s annual report (for agreements approved during the six month period ended December 31). To that end, a discussion regarding the basis for the Board’s approval of the investment advisory agreements for the Portfolios is available in the Trust’s most recent annual report.

American Skandia Life Assurance Corporation, a Participating Insurance Company, is also a wholly-owned subsidiary of ASI and an indirect subsidiary of Prudential Financial (Prudential). Certain officers of the Trust are officers and/or directors of one or more of the following companies: ASISI, American Skandia Life Assurance Corporation, American Skandia Marketing, Incorporated (the principal underwriter for various annuities deemed to be securities for American Skandia Life Assurance Corporation) and ASI. Founded in 1875, Prudential is a publicly held financial services company primarily engaged in providing life insurance, mutual funds, annuities, pension and retirement related services and administration, asset management, securities brokerage, banking and trust services, real estate brokerage franchises and relocation services through its wholly-owned subsidiaries.

ASISI, a Maryland corporation, was incorporated in 1991 and is registered as an investment adviser with the SEC. Prior to April 7, 1995, ASISI was known as American Skandia Life Investment Management, Inc. PI is also registered as an investment adviser with the SEC. PI is a wholly-owned subsidiary of PIFM HoldCo, Inc., which is wholly-owned subsidiary of Prudential Asset Management Holding Company, which is a wholly-owned subsidiary of Prudential.

The Trustees and officers of the Trust and their principal occupations are listed below. Unless otherwise indicated, the address of each Trustee and executive officer is One Corporate Drive, Shelton, Connecticut 06484:

Independent Trustees

Name, Address** and Birth date	Position With Trust	Term of Office*** and Length of Time Served	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by the Trustee****
Saul K. Fenster, Ph.D. 3/22/33	Trustee	Since 2003

President Emeritus of New Jersey Institute of Technology (since 2002); formerly President (1978-2002) of New Jersey Institute of Technology; Commissioner (1998-2002) of the Middle States Association Commission on Higher Education; Commissioner (1985-2002) of the New Jersey Commission on Science and Technology; Director (since 1998) Society of Manufacturing Engineering Education Foundation, Director (since 1995) of Prosperity New Jersey; formerly a director or trustee of Liberty Science Center, Research and Development Council of New Jersey, New Jersey State Chamber of Commerce, and National Action Council for Minorities in Engineering.

Member (since 2000), Board of Directors of IDT Corporation.
Delayne Dedrick Gold 7/15/38	Trustee	Since 2003	Marketing Consultant (1982-present); formerly Senior Vice President and Member of the Board of Directors, Prudential Bache Securities, Inc.		—
Julian A. Lerner 11/12/24	Trustee Emeritus	Since 2003	Senior Vice President and Portfolio Manager (1986-1995); AIM Charter Fund and AIM Summit Fund.		—
W. Scott McDonald, Jr. 4/19/37	Vice Chairman and Trustee	Since 2003	Management Consultant (since 1997) at Kaludis Consulting Group, Inc. (company serving higher education); Formerly, principal (1995-1997), Scott McDonald & Associates, Chief Operating Officer (1991-1995), Fairleigh Dickinson University, Executive Vice President and Chief Operating Officer (1975-1991), Drew University, interim President (1988-1990), Drew University and former Director of School, College and University Underwriters Ltd.		—
Thomas T. Mooney 11/11/41	Chairman and Trustee	Since 2003

Chief Executive Officer, the Rochester Business Alliance, formerly President of the Greater Rochester Metro Chamber of Commerce, Rochester City Manager; formerly Deputy Monroe County Executive; Director of Blue Cross of Rochester and Executive Service Corps of Rochester; Director of the Rochester Individual Practice Association; Director of Rural Metro Ambulance Rochester (since 2003); Vice President and Director of Hi-tech of Rochester.

Thomas M. O’Brien 12/5/50	Trustee	Since 1992

President and Chief Executive Officer (since May 2000) of Atlantic Bank of New York; Vice Chairman (January 1997-April 2000) of North Fork Bank; President and Chief Executive Officer (December 1984-December 1996) of North Side Savings Bank.

Director (December 1996-May 2000) of North Fork Bancorporation, Inc.; Director (since May 2000) of Atlantic Bank of New York.
John A. Pileski 9/2/39	Trustee	Since 2001	Retired since June 2000; Tax Partner (July 1974-June 2000) of KPMG, LLP.	Director (since April 2001) of New York Community Bank.
F. Don Schwartz 8/14/35	Trustee	Since 2002	Management Consultant (since April 1985).	—

Interested Trustees

Name, Address** and Birth date	Position With Fund	Term of Office*** and Length of Time Served	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by the Trustee****
*David R. Odenath, Jr. 3/8/57	President and Trustee	Since 1999	President of Prudential Annuities (since August 2002); Senior Vice President (since June 1999) of Prudential; Executive Vice President (since May 2003) of Prudential Investment Management Services LLC; President, Chief Executive Officer, Chief Operating Officer, Officer in Charge and Director (since June 2005) of American Skandia Investment Services, Inc; Formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (September 1999-February 2003) of Prudential Investments LLC.		—
*Robert F. Gunia 12/15/46	Vice President and Director	Since 2001

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC.

Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc. Vice President
(since 2004) and Director (since August 2005) of The High Yield Plus Fund, Inc.

Information pertaining to the Officers of the Trust who are not also Trustees is set forth below.

Officers

Name, Address** and Birth date	Position With Trust	Term of Office*** and Length of Time Served	Principal Occupations During Past 5 Years
Grace C. Torres (46)	Treasurer and Principal Financial and Accounting Officer	Since 1997

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of Prudential Investments LLC; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of American Skandia Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of American Skandia Investment Services, Inc.

M. Sadiq Peshimam (42)	Assistant Treasurer	Since 2006	Vice President (since 2005) and Director (since 2000) within Prudential Mutual Fund Administration.
Jack Benintende (41)	Assistant Treasurer	Since 2006

Vice President (since June 2000) within Prudential Mutual Fund Administration; Assistant Treasurer (since September 2004) of The High Yield Plus Fund, Inc.; formerly Assistant Treasurer (2000-October 2004) of Aberdeen Asia-Pacific Income Fund, Inc. and Aberdeen Australia Equity Fund, Inc.; Senior manager within the investment management practice of PricewaterhouseCoopers LLP (May 1994 through June 2000).

Alan Fu (49)	Assistant Treasurer	Since 2006	Vice President—Tax. The Prudential Insurance Company of America (1999 to October 2003); Vice President and Corporate Counsel—Tax, Prudential Financial, Inc. (since October 2003).
Deborah A. Docs (48)	Secretary	Since 2005

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Jonathan D. Shain (47)	Assistant Secretary	Since 2001

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of American Skandia Investment Services, Inc.

Claudia DiGiacomo (31)	Assistant Secretary	Since 2005	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005);Associate at Sidley Austin Brown & Wood LLP (1999-2004).
John P. Schwartz (34)	Assistant Secretary	Since 2006	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005);Associate at Sidley Austin Brown & Wood LLP (1997-2005).
Kathryn L. Quirk (52)	Chief Legal Officer	Since 2005

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Lee D. Augsburger (46)	Chief Compliance Officer	Since 2004

Senior Vice President and Chief Compliance Officer (since April 2003) of PI; Vice President (since November 2000) and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; Chief Compliance Officer and Senior Vice President (since May 2003) of American Skandia Investment Services, Inc

Helene Gurian (51)	Acting Anti-Money Laundering Compliance Officer	Since 2006

Vice President, Prudential (since July 1997). Vice President, Compliance (July 1997-January 2001); Vice President, Compliance and Risk Officer, Retail Distribution (January 2001- May 2002); Vice President, Corporate Investigations (May 2002-date) responsible for supervision of Prudential’s fraud investigations, anti-money laundering program and high technology investigation unit.

*       “Interested” Trustee, as defined in the Investment Company Act, by reason of employment with the Investment Managers (as defined below), the Distributor (as defined below), Prudential Mutual Fund Services LLC, and/or certain other affiliated entities.

*       Unless otherwise noted, the address of the Trustees and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

**     There is no set term of office for Trustees and Officers. The Independent Trustees have adopted a retirement policy, which currently calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78. The table shows how long they have served as Trustee and/or Officer.

***   This column includes only directorships of companies required to register, or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies) or other investment companies registered under the Investment Company Act.

The Trust has Trustees who oversee the actions of the Investment Managers, each Sub-Advisor and Distributor, and decide upon matters of general policy. The Trustees also review the actions of the Trust’s Officers, who conduct and supervise the daily business operations of the Trust.

Trustees and Officers of the Trust are also trustees, directors and officers of some or all of the other investment companies advised by the Investment Managers and distributed by PIMS.

The Independent Trustees have adopted a retirement policy, which currently calls for the retirement of Trustees on December 31 of the year in which they reach the age of 78.

Pursuant to the Management Agreement with the Trust, the Manager pays all compensation of officers and employees of the Trust as well as the fees and expenses of all Interested Trustees of the Trust.

Standing Board Committees

The Board has established three standing committees in connection with governance of the Trust—Audit, Governance and Valuation, as described below:

Audit Committee

The Audit Committee of the Board of Trustees consists of Mr. Pileski (Chair), Mr. O’Brien and Ms. Gold. The responsibilities of the Audit Committee are to assist the Board in overseeing the Trust’s independent registered public accounting firm, accounting policies and procedures, and other areas relating to the Trust’s auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Trust. The Audit Committee is also responsible for pre-approving permitted non-audit services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Trust, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Trust. The scope of the Audit Committee’s responsibility is oversight. It is management’s responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm’s responsibility to plan and carry out a proper audit. The independent registered public accounting firm is responsible to the Board and the Audit Committee. The Audit Committee met 4 times during the fiscal year ended December 31, 2005.

Governance Committee

The Governance Committee of the Board of Trustees is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, trustee education, and governance practices. The members of the Governance Committee are Mr. Fenster (Chair), Mr. McDonald, Mr. Schwartz, and Mr. Mooney (ex officio). The Board has determined that each member of the Governance Committee is not an “interested person” as defined in the Investment Company Act. The Governance Committee met 5 times during the fiscal year ended December 31, 2005. The Governance Committee Charter is available on the Trust’s website at www.americanskandia.prudential.com.

Selection of Trustee Nominees:   The Governance Committee is responsible for considering trustee nominees at such times as it considers electing new directors to the Board. The Governance Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms that the Committee may engage from time to time and will also consider shareholder recommendations. The Governance Committee has not established specific, minimum qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act; and whether the individual is or would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustee based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Mooney) or the Chair of the Governance Committee (Mr. Fenster), in either case c/o American Skandia Trust, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•       the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•       a statement concerning whether the person is an “interested person” as defined in the Investment Company Act;

•       any other information that the Trust would be required to include in a proxy statement concerning the person if he or she were nominated;

•       the name and address of the person submitting the recommendation, together with the number of Trust shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Trust’s investment adviser) would be deemed an “interested person” under the Investment Company Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Trust’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Governance Committee decides to nominate an individual as a trustee, Committee members and other trustees customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a director of a registered investment company.

Shareholder Communications with Directors:   Shareholders of the Portfolio can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o American Skandia Trust, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual trustee by writing to that trustee at P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Valuation Committee

The Valuation Committee consists of at least two Board members or an officer of the Trust and one Board member (in both instances the Valuation Committee may include employees of the Manager who may constitute a majority of the Valuation Committee). The Valuation Committee supervises the valuation of the Trust’s portfolio securities and other assets and meets on an as-needed basis. The Valuation Committee met 7 times during the fiscal year ended December 31, 2005.

Trustee Compensation

The Trust pays each of its Trustees who is not an affiliated person of the Manager or the Sub-Advisors annual compensation in addition to certain out-of-pocket expenses. Trustees who serve on the committees may receive additional compensation. The amount of compensation paid to each Independent Trustee may change as result of the creation of additional funds upon whose Boards the Trustees may be asked to serve.

Independent Trustees may defer receipt of their Trustees’ fees pursuant to a deferred fee agreement with the Trust. Under the terms of such agreement, the Trust accrues daily the amount of Trustee’s fees which, in turn, accrues interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury bills at the beginning of each calendar quarter or, at the daily rate of return of any Prudential mutual fund chosen by the Trustee. The Trust’s obligation to make payments of deferred Trustees’ fees, together with interest thereon, is a general obligation of the Trust.

The Trust has no retirement or pension plan for its Trustees.

The following tables sets forth: (i) the aggregate compensation paid by the Trust for the fiscal year ended December 31, 2005 to the Independent Trustees and (ii) the aggregate compensation paid to those Trustees for service on the Trust’s Board and the Board of any other investment companies managed by PI (the Trust Complex), for the calendar year ended December 31, 2005.

Compensation Table

Name and Position	Aggregate Compensation From Trust($)	Aggregate Compensation from Trust and Portfolio Complex($)
Saul K. Fenster, Ph.D.—Trustee	$	$	( / )	*
Delayne Dedrick Gold—Trustee	$	$	( / )	*
Julian A. Lerner—Trustee Emeritus	$	$	( / )	*
W. Scott McDonald, Jr.—Trustee**	$	$	( / )	*
Thomas T. Mooney—Trustee**	$	$	( / )	*
Thomas M. O’Brien—Trustee**	$	$	( / )	*
John A. Pileski—Trustee	$	$	( / )	*
F. Don Schwartz—Trustee**	$	$	( / )	*

*                 Indicates number of funds/portfolios in Portfolio Complex (including the Trust) to which aggregate compensation relates.

**             Although the last column shows the total amount paid to Trustees from the Portfolio Complex during the calendar year ended December 31, 2005, such compensation was deferred at the election of the Trustees, in total or in part, under the Trust’s deferred fee agreement. Including accrued interest and the selected Prudential Portfolio’s rate of return on amounts deferred through December 31, 2004, the total amount of compensation for the year amounted to $          , $          , $           and $           for Messrs. O’Brien, Schwartz, McDonald and Mooney, respectively.

The following tables set forth the dollar range of equity securities in the Trust beneficially owned by a Trustee, and, on aggregate basis, in all registered investment companies overseen by a Trustee in the Portfolio Complex as of December 31, 2005.

Trustee Share Ownership Table

Independent Trustees

Name of Trustee	Dollar Range of Securities in the Trust*	Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen By Trustee in Portfolio Complex
Saul K. Fenster, Ph.D.	—	$ over $100,000
Delayne Dedrick Gold	—	over $100,000
Julian A. Lerner	—	None
W. Scott McDonald, Jr.	—	over $100,000
Thomas T. Mooney	—	over $100,000
Thomas M. O’Brien	—	over $100,000
John A. Pileski	—	10,001—50,000
F. Don Schwartz	—	$ over $100,000

Interested Trustees

Name of Trustee	Dollar Range of Securities in the Trust*	Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen By Trustee in Portfolio Complex
Robert F. Gunia	—	over $100,000
David R. Odenath, Jr.	—	over $100,000

*                    Trust securities may only be sold to Participating Insurance Companies as a result of certain IRS rules and regulations. Consequently, the Trustees currently may not own Trust securities.

Under the terms of the Massachusetts General Corporation Law, the Trust may indemnify any person who was or is a Trustee, officer or employee of the Trust to the maximum extent permitted by the Massachusetts General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board of Trustees, by a majority vote of a quorum which consists of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or if a quorum of such Trustees so directs by independent legal counsel in a written opinion. No indemnification will be provided by the Trust to any Trustee or officer of the Trust for any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Codes of Ethics.   The Trust, the Investment Managers, its Distributor and the Sub-Advisors for the Portfolios of the Trust have adopted codes of ethics under rule 17j-1 of the Investment Company Act. While these codes contain provisions reasonably necessary to prevent personnel subject to the codes from engaging in unlawful conduct, they do not prohibit investments in securities, including securities that may be purchased or held by the Portfolios, by such personnel.

INVESTMENT ADVISORY AND OTHER SERVICES:

Investment Advisory Services:   The Trust’s Investment Management Agreements, on behalf of each Portfolio, with ASISI and PI as co-managers provide that ASISI furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. ASISI and PI jointly have engaged the Sub-Advisor to conduct the investment programs of the Portfolios, including the purchase, retention and sale of portfolio securities. ASISI and PI are responsible for monitoring the activities of the Sub-Advisors and reporting on such activities to the Trustees. ASISI and PI must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Trustees. Subject to approval by the Board of Trustees, ASISI and PI generally select and employ one or more Sub-Advisors for each Portfolio, who have primary responsibility for determining what investments the Portfolio will purchase, retain and sell.

ASISI and PI have engaged First Trust to conduct the various investment programs of each First Trust Target Portfolio pursuant to separate subadvisory agreements with ASISI and PI. ASISI and PI also have engaged Marsico, T. Rowe Price, William Blair, LSV, and PIMCO to conduct the various investment programs of the Advanced Strategies Portfolio pursuant to separate subadvisory agreements with ASISI and PI. PI will directly manage a portion of the assets of the Advanced Strategies Portfolio pursuant to an Investment Management Agreement among the Trust, ASISI and PI.

Under normal conditions, the Investment Managers will determine the division of the assets of the Advanced Strategies Portfolio among the applicable Sub-Advisors and PI. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided among the Sub-Advisors and PI as the Investment Managers deem appropriate. There may be a periodic rebalancing of each segment’s assets to take account of market fluctuations in order to maintain the allocations set by the Investment Managers. As a consequence, the Investment Managers may allocate assets from the portfolio segment that has appreciated more to the other.

Reallocations among the Sub-Advisors and PI may result in additional costs since sales of securities may result in higher portfolio turnover. Also, because the Sub-Advisors and PI select portfolio securities independently, it is possible that a security held by a portfolio segment may also be held by another portfolio segment of the Advanced Strategies Portfolio or that certain Sub-Advisors or PI may simultaneously favor the same industry. The Investment Managers will monitor the overall portfolio to ensure that any such overlaps do not create an unintended industry concentration. In addition, if a Sub-Advisor or PI buys a security as another Sub-Advisor sells it, the net position of the Advanced Strategies Portfolio in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Advanced Strategies Portfolio will have incurred additional costs. The Investment Managers will consider these costs in determining the allocation of assets. The Investment Managers will consider the timing of reallocation based upon the best interests of the Advanced Strategies Portfolio and its shareholders.

Under the terms of the Management Agreements, an Investment Manager provides, at its expense, such personnel as is required by each Portfolio for the proper conduct of its affairs and engages the Sub-Advisors to conduct the investment programs pursuant to the Investment Manager’s obligations under the Management Agreements. An Investment Manager, not the Trust, is responsible for the expenses of conducting the investment programs. The Sub-Advisor is responsible for the expenses of conducting the investment programs in relation to the applicable Portfolio pursuant to agreements between an Investment Manager and each Sub-Advisor. Each Portfolio pays all of its other expenses, including but not limited to, brokerage commissions, legal, auditing, taxes or governmental fees, the cost of preparing share certificates, custodian, depositary, transfer and shareholder servicing agent costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, insurance premiums on property or personnel (including officers and Trustees if available) of the Trust which inure to its benefit, expenses relating to Trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to shareholders. Expenses incurred by the Trust not directly attributable to any specific Portfolio or Portfolios are allocated on the basis of the net assets of the respective Portfolios.

Under the terms of the Management Agreements, an Investment Manager is permitted to render services to others. The Management Agreements provide that neither an Investment Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the applicable Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Management Agreements.

Each Management Agreement will continue in effect from year to year, provided it is approved, at least annually, in the manner stipulated in the Investment Company Act. This requires that each Management Agreement and any renewal be approved by a vote of the majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Management Agreement may be terminated without penalty on sixty days’ written notice by vote of a majority of the Board of Trustees or by an Investment

Manager, or by holders of a majority of the applicable Portfolio’s outstanding shares, and will automatically terminate in the event of its “assignment” as that term is defined in the Investment Company Act.

Each Portfolio pays the Investment Managers a management fee at the annual rate of 0.85% of the average daily net assets of the Portfolio. The Investment Managers have voluntarily undertaken to waive 0.05% of the management fee on assets of each Portfolio in excess of $1 billion. Each waiver is voluntary and may be modified or terminated at any time without prior notice. All investment management fees are payable monthly and are accrued daily for purposes of determining the net asset values of the applicable Portfolio.

Subadvisory Agreements:   The Investment Manager pays each Sub-Advisor for the performance of subadvisory services out of its Investment Management fee and at no additional cost to any Portfolio. The fee paid to the Sub-Advisors differs from Portfolio-to-Portfolio, reflecting the objectives, policies and restrictions of each Portfolio and the nature of each subadvisory agreement. Each Sub-Advisor’s fee is accrued daily for purposes of determining the amount payable to the Sub-Advisor.

The subadvisory fee rate for the AST First Trust Balanced Target Portfolio is based on its assets as follows: 0.35% of assets up to $250 million, 0.30% of assets exceeding $250 million up to and including $500 million, and 0.25% of assets over $500 million.

The subadvisory fee rate for the AST First Trust Capital Appreciation Target Portfolio is based on its assets as follows: 0.35% of assets up to $250 million, 0.30% of assets exceeding $250 million up to and including $500 million, and 0.25% of assets over $500 million.

The subadvisory fee rates for the Advanced Strategies Portfolio, shown as a separate rate for each investment category, sub-category, and Sub-Advisor, are shown in the table below:

Investment Category	Investment Sub-Category	Subadviser	Subadvisory Fee Rate
U.S. Large Cap Growth		Marsico(1)

0.40% of Advanced Strategies Portfolio’s pro rata share of aggregate average daily net assets with certain accounts subadvised by Marsico to $1.5 billion and 0.35% of Advanced Strategies Portfolio’s pro rata share of aggregate average daily net assets with certain accounts subadvised by Marsico over $1.5 billion(1)

U.S. Large Cap Value		T. Rowe Price	0.40% on average daily net assets to $250 million; 0.375% on average daily net assets from $250 million to $500 million; and 0.35% on average daily net assets over $500 million.
International Growth		William Blair(2)	0.30% of average daily net assets to $500 million; 0.25% of average daily net assets from $500 million to $1 billion; and 0.20% of average daily net assets over $1 billion
International Value		LSV(3)

0.45% of average daily net assets to $150 million; 0.425% of average daily net assets from $150 million to $300 million; 0.40% of average daily net assets from $300 million to $450 million; 0.375% of average daily net assets from $450 million to $750 million; and 0.35% of average daily net assets over $750 million

U.S. Fixed-Income		PIMCO	0.25% of average daily net assets
Hedged International Bond	Developed Markets	PIMCO	0.25% of average daily net assets
	Emerging Markets	PIMCO	0.25% of average daily net assets
Advanced Strategies I	Commodities Real Return	PIMCO	0.40% of average daily net assets
	Real Return	PIMCO	0.40% of average daily net assets
	Real Estate Real Return	PIMCO	0.40% of average daily net assets

(1)          For purposes of calculating the fee payable to Marsico, the assets managed by Marsico in the Advanced Strategies Portfolio will be aggregated with: (i) the portion of the Global Portfolio of The Prudential Series Fund that is managed by Marsico, (ii) the AST Marsico Capital Growth Portfolio of AST, (iii) each series of Strategic Partners Mutual Funds, Inc. (formerly, American Skandia Advisor Funds, Inc.) that is managed by Marsico and identified by a Co-Manager and Marsico as being similar to the portion of the Advanced Strategies Portfolio managed by Marsico, and (iv) the portion of the Large Capitalization Growth Portfolio of the Target Portfolio Trust that is managed by Marsico.

(2)          For purposes of calculating the fee payable to William Blair, the assets managed by William Blair in the Advanced Strategies Portfolio will be aggregated with the assets managed by William Blair in the Global Portfolio of PSF, in the SP William Blair International Equity Portfolio, in the SP William

Blair International Growth Portfolio of PSF, and in any other portfolio subadvised by William Blair on behalf of PI pursuant to substantially the same investment strategy.

(3)          For purposes of calculating the fee payable to LSV, the assets managed by LSV in the Advanced Strategies Portfolio will be aggregated with the assets managed by LSV in the Global Portfolio of PSF, in the SP LSV International Value Portfolio of PSF, in the AST LSV International Value Portfolio of AST, and in any other portfolio subadvised by LSV on behalf of PI.

Portfolio Managers:   The following tables set forth certain additional information with respect to the portfolio managers for the Advanced Strategies Portfolio and the members of the Investment Committee with respect to the First Trust Target Portfolios, since First Trust makes investment decisions under the direction of an Investment Committee. Unless noted otherwise, all information is provided as of December 31, 2005.

A. Other Accounts Managed by Portfolio Managers or Members of First Trust’s Investment Committee.   The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

First Trust Target Portfolios Investment Committee Members	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	No. accts. ($ assets)	No. accts. ($ assets)	No. accts. ($ assets)
Robert F. Carey
Roger Testin
Jon Erickson
David McGarel
Dan Lindquist
Walter Stubbings

Portfolio Managers for Advanced Strategies Portfolio	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
	No. accts. ($ assets)	No. accts. ($ assets)	No. accts. ($ assets)
William Blair	7	15	1,434
William Greig (W. George Greig in Bio)	$6,838,700,000	3,768,700,000	6,186,600,000
LSV
Josef Lakonishok
LSV
Robert Vishny
LSV
Menno Vermeulen
Marsico	39	12	203
Thomas F. Marsico	(29,433,196,000)	(1,555,589,000)	(23,951,935,000)
T. Rowe Price	13	1	15
Brian C. Rogers	(29,246,700,000)	(324,400,000)	(1,196,000,000)
T. Rowe Price	3	0	6
Stephen W. Boesel	(11,019,200,000)	(0)	(98,300,000)
T. Rowe Price	5	3	14
John D. Linehan	(4,641,200,000)	(466,900,000)	(1,196,000,000)
PIMCO	19	16	42
John B. Brynjolfsson	(36,939,340,000)	(2,054,220,000)	(9,459,030,000)
PIMCO	9	41	87
Sudi Mariappa	(8,202,320,000)	(4,289,100,000)	(11,205,470,000)
PIMCO	9	14	105
Chris P. Dialynas	(2,910,180,000)	(6,723,190,000)	(43,030,470,000)

B. Portfolio Manager Compensation / Material Conflicts of Interest.   The table below identifies the structure of, and method(s) used to determine, portfolio manager compensation. The table below also identifies any material conflicts of interest that may arise between a portfolio manager’s management of a Portfolio’s investments and investments in other accounts.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest
First Trust Target Portfolios

First Trust
Compensation
The compensation structure for each member of the Investment Committee is based on a fixed salary as well as a discretionary bonus determined by the management of the Sub-Advisor. Salaries are determined by management and are based on an individual’s position and overall value to the firm. Bonuses are also determined by management and are based on an individual’s overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based on criteria such as a Portfolio’s performance or the value of assets included in the Portfolio. In addition, Mr. Carey, Mr. Erickson, and Mr. McGarel have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest
First Trust Target Portfolios (cont’d)

First Trust
Conflicts of Interest
None of the accounts managed by the Investment Committee pay an advisory fee that is based on the performance of the account. In addition, the Sub-Advisor believes that there are no material conflicts of interest that may arise in connection with the Investment Committee’s management of the Portfolios’ investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of the Portfolios and other accounts managed by the Investment Committee are based on fairly mechanical processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Portfolios and other accounts managed by the Investment Committee result in the clients investing in readily available securities, the Sub-Advisor believes that there should not be material conflicts in the allocation of investment opportunities between the Portfolios and other accounts managed by the Investment Committee. None of the members of the Investment Committee own interests in the Portfolios.

AST Advanced Strategies

William Blair
Compensation
The compensation of William Blair portfolio managers is based on the firm’s mission: “to achieve success for its clients.” The Fund’s portfolio manager is a principal of William Blair, and as of December 31, 2004 his compensation consists of a base salary, a share of the firm’s profits and, in some instances, a discretionary bonus. The portfolio manager’s compensation is determined by the head of William Blair’s Investment Management Department, subject to the approval of the firm’s Executive Committee. The base salary is fixed and the portfolio manager’s ownership stake can vary over time based upon the portfolio manager’s sustained contribution to the firm’s revenue, profitability, long-term investment performance, intellectual capital and brand reputation. In addition, the discretionary bonus (if any) is based, in part, on the long-term investment performance, profitability and assets under management of all accounts managed by the portfolio manager, including the Fund.

Conflicts of Interest
Since the portfolio manager manages other accounts in addition to the Fund, conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of such other accounts on the other hand. However, William Blair has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades.

AST Advanced Strategies

LSV
Compensation
Messrs. Lakonishok, Vishny, Vermeulen, and Mansharamani each receive a base salary and bonus which is a function of overall firm profitability. In addition, each portfolio manager is a partner and receives a portion of the firm’s net income.

Potential Conflicts There are no material conflicts of interest.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest
AST Advanced Strategies	Marsico Portfolio Manager Compensation

Marsico portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Marsico’s compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts. Exceptional individual efforts are rewarded through greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico.

Although Marsico may compare account performance with relevant benchmark indices, portfolio manager compensation is not directly tied to achieving any pre-determined or specified level of performance. In order to encourage a long-term time horizon for managing portfolios, Marsico seeks to evaluate the portfolio manager’s individual performance over periods longer than the immediate compensation period. In addition, portfolio managers are compensated based on other criteria, including effectiveness of leadership within Marsico’s Investment Team, contributions to Marsico’s overall investment performance, discrete securities analysis, and other factors.

In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Material Conflicts
Portfolio managers at Marsico typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations, and accounts managed on behalf of individuals), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio, including the Advanced Strategies Portfolio, based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. Therefore, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities decline.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s trade management policy and procedures, when trades are aggregated on behalf of more than one account, such transactions will be allocated to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to assure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with such situations, Marsico has adopted policies and procedures for allocating such transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to assure adherence to its policies.

As discussed above, Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

AST Advanced Strategies

T. Rowe Price
Portfolio Manager Compensation Structure
Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10 year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to a broad based index (e.g., S&P 500) and an applicable Lipper index (e.g., Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis, though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest

All employees of T. Rowe Price, including portfolio managers, are eligible to participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Conflicts of Interest
We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments and the investments of the other account(s) included in response to this question.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures that it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager Compensation” above, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

T. Rowe Price has developed written trade allocation guidelines for its Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative sizes of the participating client portfolio or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio’s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest
Advanced Strategies

PIMCO
Portfolio Manager Compensation
PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus .   Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•  3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

• Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
• Amount and nature of assets managed by the portfolio manager;
• Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
• Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
• Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
• Contributions to asset retention, gathering and client satisfaction;
• Contributions to mentoring, coaching and/or supervising; and
• Personal growth and skills added.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest

A portfolio manager’s compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses.   Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors of America L.P. (“AGI”), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan.   Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation.   In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio	Compensation Structure and Methods/Material Conflicts of Interest

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Conflicts of Interest
From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades.   A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities.   A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees.   A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

C. Portfolio Manager Securities Ownership.   The table below identifies, for each portfolio manager or First Trust Investment Committee Member, ownership of Trust securities by that individual.

Portfolio	Portfolio Managers/Investment Committee Member	Ownership of Trust Securities
AST First Trust Balanced Target	Robert F. Carey	None
	Roger Testin	None
	Jon Erickson	None
	David McGarel	None
	Dan Lindquist	None
	Walter Stubbings	None
AST First Trust Capital Appreciation Target	Robert F. Carey	None
	Roger Testin	None
	Jon Erickson	None
	David McGarel	None
	Dan Lindquist	None
	Walter Stubbings	None

Portfolio	Portfolio Manager(s)	Ownership of Trust Securities
AST Advanced Strategies	William Blair
	W. George Greig	None
AST Advanced Strategies	LSV
	Josef Lakonishok	None
	Robert Vishny	None
	Menno Vermeulen	None
AST Advanced Strategies	Marsico
	Thomas F. Marsico	None
AST Advanced Strategies	T. Rowe Price
	Brian C. Rogers	None
	Stephen W. Boesel	None
	John D. Linehan	None
AST Advanced Strategies	PIMCO
	John B. Brynjolfsson	None
	Sudi Mariappa	None
	Chris P. Dialynas	None

The Administrator and Transfer and Shareholder Servicing Agent:   PFPC Inc. (the “Administrator”), 103 Bellevue Parkway, Wilmington, Delaware 19809, a Delaware corporation that is an indirect wholly-owned subsidiary of PNC Financial Corp., serves as the Administrator and Transfer and Shareholder Servicing Agent for the Trust. Pursuant to a Trust Accounting and Administration Agreement between the Trust and the Administrator, dated May 1, 1992 (the “Administration Agreement), the Administrator has agreed to provide certain fund accounting and administrative services to the Trust, including, among other services, accounting relating to the Trust and investment transactions of the Trust; computation of daily net asset values; maintaining the Trust’s books of account; assisting in monitoring, in conjunction with the Investment Manager, compliance with the applicable Portfolios’ investment objectives, policies and restrictions; providing office space and equipment necessary for the proper administration and accounting functions of the Trust; monitoring investment activity and income of the Trust for compliance with applicable tax laws; preparing and filing Trust tax returns; preparing financial information in connection with the preparation of the Trust’s annual and semi-annual reports and making requisite filings thereof; preparing schedules of Trust share activity for footnotes to financial statements; furnishing financial information necessary for the completion of certain items to the Trust’s registration statement and necessary to prepare and file Rule 24f-2 notices; providing an administrative interface between the Investment Managers and the Trust’s custodian; creating and maintaining all necessary records in accordance with applicable laws, rules and regulations, including, but not limited to, those records required to be kept pursuant to the Investment Company Act; and performing such other duties related to the administration of the Trust as may be requested by the Board of Trustees of the Trust. The Administrator does not have any responsibility or authority for the management of the assets of the Trust, the determination of its investment policies, or for any matter pertaining to the distribution of securities issued by the Trust.

Under the terms of the Administration Agreement, the Administrator shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which the Administration Agreement relates, except for a loss or expense resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement. Any person, even though also an officer, director, partner, employee or agent of the Administrator, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed when rendering services to the Trust or acting on any business of the Trust (other than services or business in connection with the Administrator’s duties under the Administration Agreement) to be rendering such services to or acting solely for the Trust and not as an officer, director, partner, employee or agent or one under the control or direction of the Administrator even though paid by them.

As compensation for the services and facilities provided by the Administrator under the Administration Agreement, the Trust has agreed to pay to the Administrator the greater of certain percentages of the average daily net assets of each Portfolio or certain specified minimum annual amounts calculated for each Portfolio. The percentages of the average daily net assets are: (a) 0.10% of the first $200 million; (b) 0.06% of the next $200 million; (c) 0.0275% of the next $200 million; (d) 0.02% of the next $400 million; and (e) 0.01% of average daily net assets over $1 billion.

The fees payable to the Administrator for any of the AST First Trust Target Portfolios is not subject to any freeze and each such Portfolio will pay the Administrator the greater of the asset based fee or a phased-in minimum amount equal to $                for the first twelve months of the respective Portfolio’s operations. [These fee arrangements will remain in effect until such time as the aggregate fee resulting from the application of revised fee schedules based on the combined average daily net assets of each Portfolio would result in a lower fee, at which point the revised fee schedules will take effect.]

Reimbursable “out-of-pocket” expenses of the Administrator include, but are not limited to, postage and mailing, forms, envelopes, checks, toll-free lines (if requested by the Trust), telephone, hardware and telephone lines for remote terminals (if required by the Trust), wire fees, certificate issuance fees, microfiche and microfilm, telex, federal express, outside independent pricing service charges, record retention/storage and proxy solicitation, mailing and tabulation expenses (if required by the Trust). Because the Asset Allocation Portfolios had not commenced operations as of the date of this SAI, no information concerning the administrative fees paid by the Asset Allocation Portfolios is included herein.

The Administration Agreement provides that it will continue in effect from year to year. The Administration Agreement is terminable, without penalty, by the Board of Trustees, by vote of a majority (as defined in the Investment Company Act) of the outstanding voting securities, or by the Administrator, on not less than sixty days’ notice. The Administration Agreement shall automatically terminate upon its assignment by the Administrator without the prior written consent of the Trust, provided, however, that no such assignment shall release Administrator from its obligations under the Agreement.

BROKERAGE ALLOCATION:

The Trust has adopted a policy pursuant to which the Trust and its Investment Manager, Sub-Advisors, and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Trust shares by directing brokerage transactions to that broker. The Trust has adopted procedures for the purpose of deterring and detecting any violations of the policy. This policy permits the Trust, the Investment Managers, and the Sub-Advisors to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interests of the Trust and is not influenced by considerations about the sale of Portfolio shares.

Subject to the supervision of the Board of Trustees of the Trust, decisions to buy and sell securities for the Trust are made for each Portfolio by the Sub-Advisors. Generally, the primary consideration in placing securities transactions with broker-dealers is to obtain, and maintain the availability of, execution at the best net price available and in the most effective manner possible. Each Sub-Advisor is authorized to allocate the orders placed by it on behalf of the applicable Portfolio to brokers who also provide research or statistical material, or other services to the Portfolio or the Sub-Advisors for the use of the applicable Portfolio or the Sub-Advisors’ other accounts. Such allocation shall be in such amounts and proportions as the Sub-Advisors shall determine.

As noted above, the Portfolios may purchase new securities in an underwritten fixed price offering. In these situations, the underwriter or selling group member may provide the Investment Managers with research in addition to selling the securities (at the fixed public offering price). Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934 because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker/dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances. As a general matter, in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Sub-Advisors also may allocate orders to brokers or dealers affiliated with the Sub-Advisors or the Investment Managers, such as ASM. Such allocation shall be in such amounts and proportions as the Sub-Advisors shall determine, and the Sub-Advisors will report on such allocations to the Board of Trustees.

In selecting a broker to execute each particular transaction, the Sub-Advisors will take the following factors among other factors into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Portfolio on a continuing basis. Accordingly, the cost of the brokerage commissions in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the brokerage services offered. Subject to such policies and procedures as the Board of Trustees may determine, a Sub-Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused a Portfolio to pay a broker that provides research services to the Sub-Advisors an amount of commission for effecting an investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Sub-Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Sub-Advisor’s ongoing responsibilities with respect to a Portfolio or its managed accounts generally. Because the Portfolios had not commenced operations as of the date of this SAI, no information concerning the brokerage commission paid by the Portfolios is included herein.

PROXY VOTING POLICY:

With respect to the portfolio securities held by the Portfolios, the Investment Managers have delegated the right to vote proxies for such securities to the Sub-Advisors. The proxy voting policies and procedures of the Sub-Advisors are set forth in Appendix II to this SAI.

COMPUTATION OF NET ASSET VALUES:

The net asset value per share (NAV) of each Portfolio is determined as of the time of the close of regular trading on the New York Stock Exchange (the “NYSE) (which is normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Currently, the Exchange is closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV per share of each Portfolio is determined by dividing the market value of its securities as of the close of trading plus any cash or other assets (including dividends and accrued interest receivable) less all liabilities (including accrued expenses), by the number of shares outstanding. Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Portfolio securities for which the primary market is the National Association of Securities Dealer’s Automatic Quotation System (NASDAQ) are valued at the NASDAQ Official Closing Price (as defined by NASDAQ). Securities not listed on an exchange or securities market, or securities in which there were not transactions on that day, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair market value as determined in good faith by or under procedures established by the Board of Trustees. Short-term obligations with sixty days or less remaining to maturity are valued on an amortized cost basis. Expenses and fees, including the investment management fees, are accrued daily and taken into account for the purpose of determining net asset value of shares.

Generally, any trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the shares of a Portfolio generally are determined as of such earlier times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they usually are determined and the close of the Exchange. If such extraordinary events occur, their effects may not be reflected in the net asset value of a Portfolio calculated as of the close of the Exchange on that day.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

SALE OF SHARES:

A complete description of the manner by which the Trust’s shares may be purchased and redeemed appears in the Prospectus under the heading “Purchase and Redemption of Shares.”

DESCRIPTION OF SHARES OF THE TRUST:

The Trust’s Second Amended and Restated Declaration of Trust, dated December 1, 2005, which governs certain Trust matters, permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest with a par value of $.001 per share. Each share entitles the holder to one vote for the election of Trustees and on all other matters that are not specific to one class of shares, and to participate equally in dividends, distributions of capital gains and net assets of each applicable Portfolio. Only shareholders of shares of a specific Portfolio may vote on matters specific to that Portfolio. Shares of one class may not bear the same economic relationship to the Trust as shares of another class. In the event of dissolution or liquidation, holders of shares of a Portfolio will receive pro rata, subject to the rights of creditors, the proceeds of the sale of the assets held in such Portfolio less the liabilities attributable to such Portfolio. Shareholders of a Portfolio will not be liable for the expenses, obligations or debts of another Portfolio.

No preemptive or conversion rights apply to any of the Trust’s shares. The Trust’s shares, when issued, will be fully paid, non-assessable and transferable. The Trustees may at any time create additional series of shares without shareholder approval.

Generally, there will not be annual meetings of shareholders of any Portfolio of the Trust. A Trustee may, in accordance with certain rules of the SEC, be removed from office when the holders of record of not less than two-thirds of the outstanding shares either present a written declaration to the Trust’s custodian or vote in person or by proxy at a meeting called for this purpose. In addition, the Trustees will promptly call a meeting of shareholders to remove a Trustee(s) when requested to do so in writing by record holders of not less than 10% of the outstanding shares. Finally, the Trustees shall, in certain circumstances, give such shareholders access to a list of the names and addresses of all other shareholders or inform them of the number of shareholders and the cost of mailing their request.

Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders. The Declaration of Trust provides for indemnification out of the Trust’s property for all loss and expense of any shareholder of the Trust held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations wherein the complaining party was held not to be bound by the disclaimer.

The Declaration of Trust further provides that the Trustees will have no personal liability to any person in connection with the Trust property or affairs of the Trust except for that arising from his bad faith, willful misfeasance, gross negligence or reckless disregard of his duty to that person. All persons must look solely to the Trust property for satisfaction of claims of any nature arising in connection with the Trust’s affairs. In general, the Declaration of Trust provides for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which the Trustee or officer acted in bad faith, or with willful misfeasance, gross negligence or reckless disregard of his duties.

UNDERWRITER:

The Trust currently sells its shares only to insurance company separate accounts to fund variable annuity and variable life insurance contracts. The Trust has no principal underwriter or distributor.

TAX MATTERS:

This discussion of federal income tax consequences applies to the Participating Insurance Companies because they are the direct shareholders of the Trust. Contract owners should consult their Contract prospectus for information relating to the tax matters applicable to their Contracts. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in the Trust, including the application of state and local taxes.

Each Portfolio currently intends to be treated as a partnership for federal income tax purposes. As a result, each Portfolio’s income, gains, losses, deductions, and credits will be “passed through” pro rata directly to the Participating Insurance Companies and retain the same character for federal income tax purposes. The Portfolios intend to distribute substantially all their net investment income and gains. Distributions will be made to the various separate accounts of the Participating Insurance Companies in the form of additional shares (not in cash).

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be “adequately diversified.” A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in Treasury regulations. For purposes of these alternative diversification tests, a segregated asset account investing in shares of a Portfolio will be entitled to “look-through” the Portfolio to its pro rata portion of the Portfolio’s assets, provided the Portfolio satisfies certain conditions relating to the ownership of its shares. The Trust intends to satisfy these ownership conditions. Further, the Trust intends that each Portfolio separately will be adequately diversified. Accordingly, a segregated asset account investing solely in shares of a Portfolio will be adequately diversified, and a segregated asset account investing in shares of one or more Trust Portfolios and shares of other adequately diversified funds generally will be adequately diversified.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this SAI, and is subject to change by legislative or administrative action. A description of other tax considerations generally affecting the Trust and its shareholders is found in the section of the Prospectus entitled “Tax Matters.” No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders. No attempt is made to present a detailed explanation of state or local tax matters. The discussion herein and in the Prospectus is not intended as a substitute for careful tax planning.

DISCLOSURE OF PORTFOLIO HOLDINGS:

Each Portfolio’s portfolio holdings are made public, as required by law, in the Trust’s annual and semi-annual reports. These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant period. The Trust will provide a full list of the securities held by each Portfolio as of the end of each calendar month on its website no sooner than the last business day of the immediately following month.

When authorized by an officer of the Trust, portfolio holdings information may be disseminated more frequently or at different periods than as described above to intermediaries that distribute a Portfolio’s shares, third-party providers of auditing, custody, proxy voting and other services for a Portfolio, rating and ranking organizations, and certain affiliated persons of the Trust. As of the date of this SAI, each Asset Allocation Portfolio will provide:

1.                 Traditional External Recipients/Vendors

•       Full holdings on a daily basis to Investor Responsibility Research Center (IRRC), Institutional Shareholder Services (ISS) or Automatic Data Processing, Inc. (ADP) (proxy voting agents) at the end of each day;

•       Full holdings on a daily basis to each Portfolio’s Sub-Advisor(s) (if any), Custodian, Sub-Custodian (if any) and Accounting Agents at the end of each day. Where a Portfolio has more than one Sub-Advisor, each Sub-Advisor receives holdings information only with respect to the “sub-category” or segment” of the applicable Portfolio for which the Sub-Advisor (if any) has responsibility.

•       Full holdings to the Trust’s independent registered public accounting firm at the Trust’s fiscal year-end or on an as-needed basis; and

•       Full holdings to financial printers at the end of the Trust’s quarterly, semi and annual period-ends.

2.                 Analytical Service Providers

•       All Portfolio trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) at the Portfolios’ fiscal quarter-end;

•       For each Trust with international holdings: Full holdings on a daily basis to FT Interactive Data (a fair value information service) at the end of each day;

•       Full holdings on a daily basis to FactSet (an online investment research provider) at the end of each day;

In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information. Such arrangements will be reviewed by the Trust’s Chief Compliance Officer and Prudential Investment’s (PI) Law Department on an annual basis.

In addition, certain employees of PI receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions.

In connection with the ongoing arrangements to make available information about a Portfolio’s portfolio holdings, the Trust may require the party receiving such information to maintain assets in the portfolio or in other investment companies or accounts managed by the Trust’s Investment Managers or by an affiliated person of the Investment Managers.

The Board of Trustees has approved PI’s Policy for the Dissemination of Portfolio Holdings. The Board of Trustees shall, on a quarterly basis, receive a report from PI detailing the recipients of the portfolio holdings information and the reason for such disclosure. No assurance can be given that the Trust’s policies and procedures on portfolio holdings information will protect the Trust and the Portfolios from the potential misuse of such information by individuals or entities that come into possession of the information.

CUSTODIAN:

The custodian for all cash and securities holdings of each Portfolio is PFPC Trust Company, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113.

OTHER INFORMATION:

Principal Holders:   As of February 28, 2006, there were no outstanding shares of the Portfolios. As a result, as of the date of this SAI, no person owned beneficially more than 5% of any class of a Portfolio’s outstanding shares.

The Participating Insurance Companies are not obligated to continue to invest in shares of any Portfolio under all circumstances. Variable annuity and variable life insurance policy holders should refer to the prospectuses for such products for a description of the circumstances in which such a change might occur.

Reports to Holders:   Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Trust are the investment vehicle will receive from the Participating Insurance Companies, unaudited semi-annual financial statements and audited year-end financial statements. Each report will show the investments owned by the Trust and the market values of the investments and will provide other information about the Trust and its operations.

FINANCIAL STATEMENTS:

Each Portfolio is newly-organized and had no operations or financial information of its own as of the date of this SAI. The Annual and Semiannual Reports to Shareholders for the Portfolios will not be available until the Portfolios complete their first annual and semiannual fiscal reporting periods, respectively. We send copies of the Annual and Semiannual Reports to Shareholders for the Portfolios and any documents incorporated by reference herein upon receipt of your written or oral request. Please address your written requests to American Skandia Trust, P.O. Box 883, Shelton, Connecticut, 06484 or call (203) 926-1888.

The fiscal year end for the Portfolios is December 31. KPMG LLP serves as the Trust’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Trust.

MISCELLANEOUS:

“Dow Jones Corporate Bond Index,” “Dow Jones Industrial AverageSM,” DowSM,” “DIJASM” and “Down Jones Select Dividend IndexSM” are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. Dow Jones does not endorse, sell or promote any of the First Trust Target Portfolios. Dow Jones makes no representation regarding the advisability of investing in such products. Except as noted herein, Dow Jones has not given First Trust Advisors L.P. or the Trust a license to use its indexes.

“Value Line®,” “The Value Line Investment Survey” and “Value Line Timeliness™ Ranking System” are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors, L.P. The First Trust Target Portfolios are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”). Value Line makes no representation regarding the advisability of investing in the Trusts.

“NYSE®” is a registered service mark of, and “NYSE International 100 Index SM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and both have been licensed for use for certain purposes by First Trust Advisors, L.P. The First Trust Target Portfolios are not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such products.

The First Trust Target Portfolios are not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the First Trust Target Portfolios. The Corporations make no representation or warranty, express or implied, to the owners of shares of the First Trust Target Portfolios or any member of the public regarding the advisability of investing in securities generally or in the First Trust Target Portfolios particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance. The Corporations’ only relationship to the First Trust Advisors L.P. (“Licensee”) is in the licensing of the Nasdaq 100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index®, which is determined, composed and calculated by Nasdaq without regard to Licensee or the First Trust Target Portfolios. Nasdaq has no obligation to take the needs of the Licensee or the owners of shares of the First Trust Target Portfolios into consideration in determining, composing or calculating the Nasdaq-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the First Trust Target Portfolios to be issued or in the determination or calculation of the equation by which the First Trust Target Portfolios are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the First Trust Target Portfolios.

APPENDIX I:

Description of Certain Debt Securities Ratings

Moody’s Investors Service, Inc. (Moody’s)

Aaa—Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large, or exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa—Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor’s Corporation (Standard & Poor’s)

AAA—Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a strong capacity to pay interest and repay principal, and differs from the highest rated issues only in a small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C—Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, economic or financial conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC—The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C—The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI—The rating CI is reserved for income bonds on which no interest is being paid.

D—Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus ( - )—Ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

Description of Certain Commercial Paper Ratings

Moody’s

Prime-1—Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2—Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3—Issuers rated Prime-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime—Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

A-1—This highest category indicates that the degree of safety regarding time payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

A-3—Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of the changes in circumstances than obligations carrying the higher designations.

B—Issues rated B are regarded as having only speculative capacity for timely payment.

C—This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D—Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.

APPENDIX II:

Description of Proxy Voting Policies and Procedures of the Sub-Advisors

LSV ASSET MANAGEMENT

LSV Asset Management (“LSV”) has adopted proxy voting guidelines that provide direction in determining how various types of proxy issues are to be voted.

LSV’s purely quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues. LSV therefore will retain an independent, expert third party, currently Institutional Shareholder Services (“ISS”). ISS will implement LSV’s proxy voting process, provide assistance in developing guidelines for client accounts that are updated for current corporate governance issues, helping to ensure that clients’ best interests are served by voting decisions, and provide analysis of proxy issues on a case-by-case basis. LSV is responsible for monitoring ISS to ensure that proxies are adequately voted. LSV will vote issues contrary to, or issues not covered by, the guidelines only when LSV believes it is in the best interest of the client. Where the client has provided proxy voting guidelines to LSV, those guidelines will be followed, unless it is determined that a different vote would add more value to the client’s holding of the security in question. Direction from a client on a particular proxy vote will take precedence over the guidelines. Clients are sent a copy of their respective guidelines on an annual basis. LSV’s use of ISS is not a delegation of LSV’s fiduciary obligation to vote proxies for clients.

Should a material conflict arise between LSV’s interest and that of its clients (e.g., a client bringing a shareholder action has solicited LSV’s support; LSV manages a pension plan for a company whose management is soliciting proxies; or an LSV employee has a relative involved in management at an investee company), LSV will vote the proxies in accordance with the recommendation of the independent third party proxy voting service. A written record will be maintained describing the conflict of interest, and an explanation of how the vote taken was in the client’s best interest.

LSV may refrain from voting a proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

Clients may receive a copy of LSV’s voting record for their account by request. LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV’s voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.

Recordkeeping.   In accordance with the recordkeeping rules, LSV will retain copies of its proxy voting policies and procedures; a copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR); a record of each vote cast on behalf of a client (maintained by the proxy voting service); a copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service); a copy of clients’ written requests for proxy voting information and a copy of LSV’s written response to a client’s request for proxy voting information for the client’s account; and LSV will ensure that it may obtain access to the proxy voting service’s records promptly upon LSV’s request.

MARSICO CAPITAL MANAGEMENT, LLC

It is the policy of Marsico Capital Management, LLC (Marisco) to vote all proxies over which it has voting authority in the best interests of Marisco’s clients, as summarized here.

Under Marisco’s investment discipline, one of the qualities Marisco seeks in companies it invests in for client portfolios is good management. Because Marisco generally has confidence that the management of the portfolio companies it invests in for clients seek to serve shareholders’ best interests, we believe that voting proxies in our clients’ best economic interest ordinarily means voting with these management’s recommendations.

Although Marisco ordinarily will vote proxies with management recommendations, Marisco’s analysts generally review proxy proposals as part of our normal monitoring of portfolio companies and their managements. In rare cases, Marisco might decide to vote a proxy against a management recommendation. Marisco may notify affected clients of such a decision if it is reasonably feasible to do so.

Marisco generally will abstain from voting, or take no action on, proxies issued by companies that we have decided to sell, or proxies issued by foreign companies that impose burdensome voting requirements. Marisco also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting with management may not be in the best economic interest of clients, or as an alternative to voting with management. Marisco will not notify clients of these routine abstentions or decisions not to take action.

In circumstances when there may be an apparent material conflict of interest between Marisco ‘s interests and clients’ interests in how proxies are voted (such as when Marisco knows that a proxy issuer is also a Marisco client), Marisco generally will resolve any potential conflict by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. Marisco will not notify clients if it uses these routine procedures to resolve an apparent conflict. In rare cases, Marisco might use other procedures to resolve an apparent conflict, and give notice to clients if it is reasonably feasible to do so.

Marisco need not vote or otherwise act upon proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system or other factors beyond Marisco’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which Marisco does not receive timely notice from a proxy voting service provider.

Marisco generally uses an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. Marisco’s proxy voting policy and information about the voting of a client’s proxies are available to the client on request.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

Pacific Investment Management Company LLC (PIMCO) has adopted written proxy voting policies and procedures (Proxy Policy) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. PIMCO has implemented the Proxy Policy for each of its clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and its client. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client’s best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the client; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting that the client engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Clients may obtain a copy of PIMCO’s written Proxy Policy and the factors that PIMCO may consider in determining how to vote a client’s proxy. Except as required by law, PIMCO will not disclose to third parties how it voted on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients, how PIMCO voted such client’s proxy. In addition, a client may obtain copies of PIMCO’s Proxy Policy and information as to how its proxies have been voted by contacting PIMCO.

T. ROWE PRICE ASSOCIATES, INC.

On behalf of its clients, T. Rowe Price Associates, Inc. (T. Rowe Price) analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and for which it serves as investment adviser.

Proxy Administration

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders’ interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties, such as Institutional Shareholder Services (ISS) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm’s portfolio managers as voting guidelines. Ultimately, the chairperson of each fund’s Investment Advisory Committee is responsible for deciding and voting on the proxy proposals of companies in his or her fund. Because fund portfolio managers may have differences of opinion on portfolio companies and their proxies, or because their funds may have different investment objectives, these factors, among others, may lead to different votes between funds on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee’s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee and the funds’ Boards of Directors or Trustees review T. Rowe Price’s proxy voting process, policies, and voting records.

T. Rowe Price has retained ISS, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations, as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price’s voting guidelines—many of which are consistent with

ISS positions—T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price’s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible or disadvantageous to vote proxies in every instance. For example, portfolio managers might refrain from voting if they or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

The goal of T. Rowe Price is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company’s peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options or to grant options at below market prices.

Anti-Takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a “blank check” to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company’s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company’s management on social issues unless they have substantial economic implications for the company’s business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that the potential for conflicts of interest is relatively low due to the client-focused nature of our investment management business. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company’s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a persona1 conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

WILLIAM BLAIR & COMPANY LLC

This statement sets forth the proxy voting policy and procedures of William Blair & Company, L.L.C. It is provided to all covered clients as described below even if we currently do not have authority to vote proxies for their account.

The Department of Labor has stated that the fiduciary act of managing plan assets by an investment adviser generally includes the authority to vote proxies for shares held by a plan unless the plan documents reserve this authority to some other entity. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisers Act of 1940. William Blair & Company, LLC is a registered investment adviser under the Investment Advisers Act of 1940. The Securities and Exchange Commission recently amended the rules of the Investment Advisers Act of 1940, requiring registered investment advisers to implement a proxy voting policy and procedures with respect to the voting of proxies for its advisory clients. The rule changes require registered investment advisers to identify potential conflicts involved in the voting of proxies as well as introducing specific recordkeeping and disclosure requirements. This policy is intended to comply with the rules of the Department of Labor and the Securities and Exchange Commission.

General Policy

William Blair & Company shall vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. William Blair & Company shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. William Blair & Company is not responsible for voting proxies it does not receive. However, William Blair & Company will make reasonable efforts to obtain missing proxies.

All proxies are reviewed by the Proxy Administrator, subject to the requirement that all votes shall be cast solely in the best interest of the clients in their capacity as shareholders of a company. The Proxy Administrator votes the proxies according to the Voting Guidelines (Domestic or International), which are designed to address matters typically arising in proxy votes. William Blair & Company does not intend the Voting Guidelines to be exhaustive; hundreds of issues appear on proxy ballots and it is neither practical nor productive to fashion a guideline for each. Rather, William Blair & Company’s Voting Guidelines are intended to cover the most significant and frequent proxy issues that arise.

For issues not covered or to be voted on a “Case-by-Case” basis by the Voting Guidelines, the Proxy Administrator will consult the Proxy Policy Committee. The Proxy Policy Committee will review the issues and will vote each proxy based on information from the company, our internal analysts and third party research sources, in the best interests of the clients in their capacity as shareholders of a company. The Proxy Policy Committee members are: Rocky Barber, Rick Smirl, George Greig, Jim Hering, Neal Seltzer and Ray Teborek. The Proxy Policy Committee reviews The Proxy Voting Policy and Procedures annually and shall revise its guidelines as events warrant.

Conflicts of Interest Policy

William Blair & Company is sensitive to conflicts of interest that may arise in the proxy decision-making process and we have identified the following potential conflicts of interest:

•       William Blair & Company has received investment banking compensation from the company in the preceding 12 months or anticipates receiving investment banking compensation in the next three months.

•       A William Blair & Company principal or employee currently serves on the company’s Board of Directors.

•       William Blair & Company, its principals, employees and affiliates (including, without limitation, Wilblairco, William Blair Capital Partners Funds and William Blair Mezzanine Funds), in the aggregate, own 1% or more of the company’s outstanding shares.

•       The Company is a client of the Investment Management Department.

In the event that any of the above potential conflicts of interest arise, The Proxy Policy Committee will vote all proxies for that company in the following manner:

•       If our Voting Guidelines indicate a vote “For” or “Against” a specific issue we will continue to vote according to the Voting Guidelines.

•       If our Voting Guidelines have no recommendation or indicate a vote on a “Case-by-Case” basis, we will vote consistent with the voting recommendation provided by Institutional Shareholder Services (ISS), an independent third party research provider, utilized by William Blair & Company that analyzes each vote from the shareholder vantage point.

International Markets Share Blocking Policy

In international markets where share blocking applies, we typically will not, but reserve the right to, vote proxies due to liquidity constraints. Share blocking is the “freezing” of shares for trading purposes at the custodian/sub-custodian bank level in order to vote proxies. Share blocking typically takes place between 1 and 20 days before an upcoming shareholder meeting, depending on the market. While shares are frozen, they may not be traded. Therefore, the potential exists for a pending trade to fail if trade settlement falls on a date during the blocking period. William Blair & Company shall not subordinate the interests of participants and beneficiaries to unrelated objectives.

Recordkeeping and Disclosure

Pursuant to this policy, William Blair & Company will retain: 1) the Proxy Voting Policy Statement and Procedures; 2) all proxy statements received regarding client securities 3) records of all votes cast on behalf of clients; 4) records of client requests for proxy voting information, and 5) any documents prepared by William Blair & Company that are material to making a decision how to vote, or that memorialize the basis for the decision.

Upon a client’s request to the Proxy Administrator, William Blair & Company will make available to its clients a report on proxy votes cast on their behalf. These proxy-voting reports will demonstrate William Blair & Company’s compliance with its responsibilities and will facilitate clients’ monitoring of how their securities were voted.

The Proxy Voting Policy Statement and Procedures will be provided with each advisory contract and will also be described and provided with the Form ADV, Part II.

Exhibit A—Share Block by Country

Country	Blocking Begins	Blocking Ends
Argentina	3 - 7 days prior to the meeting date	Day after meeting
Austria	Varies by company; at least 3 days prior to the meeting date	Day after meeting
Belgium	3 - 6 days prior to the meeting date; shares remain blocked until a second call if quorum is not met	Day after meeting
Bermuda	21 days prior to the meeting date	Day after meeting
Czech Republic	2 - 7 days prior to the meeting date	Day after meeting
Egypt	3 days prior to the meeting date	Day after meeting
France	5 days prior to meeting date; shares remain blocked if quorum is not met	Day after meeting
Germany	Varies by company. Blocking period cannot be greater than 7 days prior to the meeting date.	Day after meeting
Greece	5 days prior to the meeting date	Day after meeting
Hungary	N/A	Day after meeting
Italy	5 days prior to meeting; shares remain blocked if quorum is not met.	Day after meeting
Mauritius	Time frames vary	Day after meeting
Morocco	1 day prior to the meeting date	Day after meeting
Netherlands	5 - 6 days prior to the meeting date	Day after meeting
Poland	Generally, 5 days prior to the meeting date	Day after meeting
Portugal	Generally, 10 - 20 days prior to the meeting date	Day after meeting
Slovak Republic	N/A	Day after meeting
Switzerland	Upon receipt of instructions	Day after meeting
Turkey	7 days prior to the meeting date	Close of business two days after meeting

Source: Institutional Shareholder Services (ISS)

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

•       There are concerns about the accounts presented or audit procedures used; or

•       The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•       There are serious concerns about the accounts presented or the audit procedures used;

•       The auditors are being changed without explanation; or

•       Nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

•       There are serious concerns about the statutory reports presented or the audit procedures used;

•       Questions exist concerning any of the statutory auditors being appointed; or

•       The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

•       The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•       The payout is excessive given the company’s financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its Annual General Meeting.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

•       There are clear concerns about the past performance of the company or the board; or

•       The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

•       There are serious questions about actions of the board or management for the year in question; or

•       Legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•       The specific purpose of the increase (such as a share-based acquisition or merger) does not meet our guidelines for the purpose being proposed; or

•       The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super voting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets our guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets our guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS

Vote FOR share repurchase plans, unless:

•       Clear evidence of past abuse of the authority is available; or

•       The plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS

Vote FOR mergers and acquisitions, unless:

•       The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

•       The company’s structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS

Vote compensation plans on a CASE-BY-CASE basis.

Vote AGAINST if the plans include specific provisions allowing for the repricing of options at the board’s discretion. We oppose plans that include option repricing when the exercise price is reduced in response to a dropping share price.

ANTITAKEOVER MECHANISMS

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

FIRST TRUST ADVISORS, L.P.

First Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by each Fund are voted consistently and solely in the best economic interests of the Fund.

A senior member of First Trust is responsible for oversight of the Fund’s proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. (“ISS”), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust’s clients hold any securities of that company, First Trust will vote proxies relating to such company’s securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the clients request.

First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust’s general voting policies.

Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, on the Fund’s website at www.ft.portfolios.com, upon request, by calling (800) 621-1675 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

American Skandia Trust

PART C.                                                                                                 OTHER INFORMATION

ITEM 23.	Exhibits

(a).                               (1)  Second Amended and Restated Declaration of Trust of Registrant. Filed herewith.

(b).                              By-laws of Registrant. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(c).                               None.

(d).                              (1a)                            Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(1b)                           Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various portfolios of the Registrant.

(2)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Concentrated Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(3)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management, Inc. for the AST Money Market Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(4)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs High Yield Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(5)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Asset Allocation Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(6)                                  Sub-advisory Agreement among American Skandia Investment Services Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Total Return Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(7)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST T. Rowe Price Natural Resources Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(8)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company for the AST PIMCO Limited Maturity Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(9)                                  Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price International, Inc. for the AST T. Rowe Price Global Bond Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(10)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST William Blair International Growth Portfolio. Filed as an exhibit to Post-Effective

Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(11)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the LSV International Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(12)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Strategic Balanced Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(13)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the AST American Century Income & Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(14)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated and J. P. Morgan Investment Management, Inc. for the AST JPMorgan International Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(15)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Hotchkis and Wiley Capital Management LLC for the AST Hotchkis & Wiley Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(16)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(17)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Cohen & Steers Capital Management, Inc. for the AST Cohen & Steers Realty Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(18)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management, LLC for the AST Marsico Capital Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(19)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(20)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Incorporated for the AST Neuberger Berman Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(21)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management, Inc. for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(22)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Eagle Asset Management for the AST Small-Cap Growth Portfolio. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(23)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(24)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Global Equity Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(25)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the AST MFS Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(26)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Fred Alger Management, Inc. for the AST Alger All-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(27)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the AST Goldman Sachs Mid-Cap Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(28)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(29)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein Managed Index 500 Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(30)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the AST Alliance Growth and Income Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(31)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(32)                            Amendment to Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Federated Investment Counseling for the AST Federated Aggressive Growth Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(33)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Integrity Asset Management for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(34)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lee Munder Investments, Ltd. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(35)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and J.P. Morgan Investment Management, Inc. for the AST Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(36)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the AST Gabelli All-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(37)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Large-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(38)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Lord Abbett & Co. for the AST Lord Abbett Bond-Debenture Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(39)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC, Alliance Capital Management L.P. and Sanford C. Bernstein & Co., LLC for the AST Alliance/Bernstein Growth + Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30,

2004, and is incorporated herein by reference.

(40)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated and Sanford C. Bernstein & Co., LLC for the AST Sanford Bernstein Core Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(41)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the AST DeAM Small-Cap Value Portfolio. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(42)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Balanced Target Portfolio. To be filed by amendment.

(43)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and First Trust Advisors, L.P. for the AST First Trust Capital Appreciation Target Portfolio. To be filed by amendment.

(44)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio. Filed herewith.

(45)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio. Filed herewith.

(46)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio. Filed herewith.

(47)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management , LLC for the AST Advanced Strategies Portfolio. Filed herewith.

(48)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio. Filed herewith.

(49)                            Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio. Filed herewith.

(e)                                  (1)                                  Sales Agreement between Registrant and American Skandia Life Assurance Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(2)                                  Sales Agreement between Registrant and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registration Statement, which Amendment was filed via EDGAR on December 24, 1996, and is incorporated herein by reference.

(f).                                 None.

(g).                              (1)                                  Amended and Restated Custody Agreement between Registrant and Morgan Stanley Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 27 to Registration Statement, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.

(2)                                  Foreign Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank. Filed as an Exhibit to Post-Effective Amendment No. 40 to Registration Statement, which Amendment was filed via EDGAR on July 16, 2001, and is incorporated herein by reference.

(3)                                  Amended Custodian Agreement between Registrant and Provident National Bank. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(4)                                  Amendment to Custodian Services Agreement between Registrant and PNC Bank, N.A. Filed as an Exhibit to Post-Effective Amendment No. 27 to Registration Statement, which Amendment was filed via EDGAR on October 16, 1998, and is incorporated herein by reference.

(5)                                  Amendment to Custodian Services Agreement between Registrant and PFPC Trust Company. Filed as an Exhibit to Post-Effective Amendment No. 35 to Registration Statement, which Amendment was filed via EDGAR on April 27, 2000, and is incorporated herein by reference.

(6)                                  Amended Transfer Agency Agreement between Registrant and Provident Financial Processing Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(h).                              (1)                                  Amended Administration Agreement between Registrant and Provident Financial Processing Corporation. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(2)                                  Service Agreement between American Skandia Investment Services, Incorporated and Kemper Investors Life Insurance Company. Filed as an Exhibit to Post-Effective Amendment No. 21 to Registration Statement, which Amendment was filed via EDGAR on February 28, 1997, and is incorporated herein by reference.

(3)                                  Amended and Restated Participation Agreement dated June 8, 2005 among American Skandia Life Assurance Corporation, American Skandia Trust, American Skandia Investments Services, Incorporated, Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(4)                                  Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company of New Jersey, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(5)                                  Amended and Restated Participation Agreement dated June 8, 2005 among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc., and Prudential Investment Management Services LLC. Filed as an Exhibit to the Registration Statement on Form N-14, which was filed via EDGAR on July 12, 2005, and is incorporated herein by reference.

(i).                                  Opinion of Counsel for the Registrant. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(j).                                  Consent of Independent Registered Public Accounting Firm. Filed herewith.

(k).                               None.

(l).                                  Certificate re:  initial $100,000 capital. Filed as an Exhibit to Post-Effective Amendment No. 25 to Registration Statement, which Amendment was filed via EDGAR on March 2, 1998, and is incorporated herein by reference.

(m)                               None.

(n).                              None.

(p)                                 (1)                                  Form of Code of Ethics of Registrant pursuant to Rule 17j-1. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(2)                                  Form of Code of Ethics and Personal Securities Trading Policy of Prudential Investment Management Inc., Prudential Investments LLC and Prudential Investment Management Services LLC. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(3)                                  Form of Code of Ethics of Alliance Capital Management L.P. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(4)                                  Form of Code of Ethics of American Century Investment Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(5)                                  Form of Code of Ethics of Cohen & Steers Capital Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(6)                                  Form of Code of Ethics of Deutsche Asset Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 43 to Registration Statement, which Amendment was filed via EDGAR on December 10, 2001, and is incorporated herein by reference.

(7)                                  Form of Code of Ethics of Federated Investment Counseling. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(8)                                  Form of Code of Ethics of Federated Global Investment Management Corp. Filed as an Exhibit to Post-Effective Amendment No. 46 to Registration Statement, which Amendment was filed via EDGAR on February 28, 2003, and is incorporated herein by reference.

(9)                                  Form of Code of Ethics of Fred Alger Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(10)                            Form of Code of Ethics of GAMCO Investors, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(11)                            Form of Code of Ethics of Goldman Sachs Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(12)                            Form of Code of Ethics of Hotchkis and Wiley Capital Management LLC. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(13)                            Form of Code of Ethics of J. P. Morgan Investment Management, Inc. Filed as an exhibit to Post-Effective Amendment No. 49 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2004, and is incorporated herein by reference.

(14)                            Form of Code of Ethics of Lord, Abbett & Co. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(15)                            Form of Code of Ethics of Marsico Capital Management, LLC. Filed as an Exhibit to Post-Effective Amendment No. 45 to Registration Statement, which Amendment was filed via EDGAR on May 1, 2002, and is incorporated herein by reference.

(16)                            Form of Code of Ethics of Massachusetts Financial Services Company. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(17)                            Form of Code of Ethics of Neuberger Berman Management, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(18)                            Form of Code of Ethics of Pacific Investment Management Company LLC. Filed as an Exhibit to Post-Effective Amendment No. 39 to Registration Statement, which Amendment was filed via EDGAR on April 30, 2001, and is incorporated herein by reference.

(20)                            Form of Code of Ethics of T. Rowe Price Associates, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(21)                            Form of Code of Ethics of T. Rowe Price International, Inc. Filed as an Exhibit to Post-Effective Amendment No. 38 to Registration Statement, which Amendment was filed via EDGAR on February 15, 2001, and is incorporated herein by reference.

(22)                            Form of Code of Ethics of Wells Capital Management, Incorporated. Filed as an Exhibit to Post-Effective Amendment No. 40 to Registration Statement, which Amendment was filed via EDGAR on July 16, 2001, and is incorporated herein by reference.

(23)                            Form of Code of Ethics of LSV Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(24)                            Form of Code of Ethics of Integrity Asset Management. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(25)                            Form of Code of Ethics of Lee Munder Investments, Ltd. Filed as an exhibit to Post-Effective Amendment No. 50 to Registration Statement, which Amendment was filed via EDGAR on February 18, 2005, and is incorporated herein by reference.

(26)                            Form of Code of Ethics of Eagle Asset Management. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(27)                            Form of Code of Ethics of William Blair & Company, LLC. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(28)                            Form of Code of Ethics of First Trust Advisors, L.P. To be filed by amendment.

(q)                                 (1) Power of Attorney. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(2)                                  Power of Attorney. Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registration Statement, which Amendment was filed via EDGAR on April 29, 2005, and is incorporated herein by reference.

(3)                                  Power of Attorney. Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registration Statement, which Amendment was filed via EDGAR on December 13, 2005, and is incorporated herein by reference.

ITEM 24.                                               Persons Controlled By or Under Common Control with Registrant

Registrant does not control any person within the meaning of the Investment Company Act of 1940. Registrant may be deemed to be under common control with its investment manager and its affiliates because a controlling interest in Registrant is held of record by American Skandia Life Assurance Corporation. See Registrant’s Statement of Additional Information under “Organization and Management of the Trust” and “Other Information.”

ITEM 25.                                               Indemnification

Section 5.2 of the Registrant’s Second Amended and Restated Declaration of Trust provides as follows:

The Trust shall indemnify each of its Trustees, Trustee Emeritus, officers, employees, and agents (including persons who serve at its request as directors, officers, employees, agents or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, trustee emeritus, officer, employee or agent, except with respect to any matter as to which he shall have been adjudicated to be liable to the Trust or its Shareholders by reason of having acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts, that (i) such person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and (ii) is not liable to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or the trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that (x) if the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person, and (y) based upon a review of readily available facts such trustee, officer, employee or agent did not engage in willful misfeasance, gross negligence or reckless disregard of duty. The rights accruing to any Person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any Person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification and, provided further, that the Trust shall have obtained protection, satisfactory in the sole judgement of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), against losses arising out of such advance payments or such Trustees, or independent legal counsel, in a written opinion, shall have determined, based upon a review of readily available facts that there is reason to believe that such person will be found to be entitled to such indemnification.

With respect to liability of the Investment Manager to Registrant or to shareholders of Registrant’s Portfolios under the Investment Management Agreements, reference is made to Section 13 or 14 of each form of Investment Management Agreement filed herewith or incorporated by reference herein.

With respect to the Sub-Advisors’ indemnification of the Investment Manager and its affiliated and controlling persons, and the Investment Manager’s indemnification of each Sub-advisor and its affiliated and controlling persons, reference is made to Section 14 of each form of Sub-Advisory Agreement filed herewith or incorporated by reference herein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “Commission”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.                                               Business and Other Connections of Investment Adviser

American Skandia Investment Services, Incorporated (“ASISI”), One Corporate Drive, Shelton, Connecticut 06484, and Prudential Investments LLC (“PI”), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, serve as the co- investment managers to the Registrant. Information as to the business and other connections of the officers and directors of ASISI is included in ASISI’s Form ADV (File No. 801-40532), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference. Information as to the business and other connections of the officers and directors of PI is included in PI’s Form ADV (File No. 801-3110), including the amendments to such Form ADV filed with the Commission, and is incorporated herein by reference.

ITEM 27.                                               Principal Underwriter

Registrant’s shares are currently offered only to insurance company separate accounts as an investment option for variable annuity and variable life insurance contracts. The Trust has no principal underwriter or distributor.

ITEM 28.                                               Location of Accounts and Records

Records regarding the Registrant’s securities holdings are maintained at Registrant’s Custodians, PFPC Trust Company, Airport Business Center, International Court 2, 200 Stevens Drive, Philadelphia, Pennsylvania 19113, and The Chase Manhattan Bank, One Pierrepont Plaza, Brooklyn, New York 11201. Certain records with respect to the Registrant’s securities transactions are maintained at the offices of the various sub-advisors to the Registrant. The Registrant’s corporate records are maintained at its offices at Gateway Center 3, 100 Mulberry Street, Newark NJ 07102. The Registrant’s financial and interestholder ledgers and similar financial records are maintained at the offices of its Administrator, PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.                                               Management Services

None.

ITEM 30.                                               Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark and State of New Jersey, on the 27th day of February, 2006.

By:	/s/ David R. Odenath
David R. Odenath
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of February, 2006.

Signature		Title

David R. Odenath*		Trustee and President
David R. Odenath		(Principal Executive Officer)
Grace Torres*		Treasurer
Grace Torres		(Principal Financial and Accounting Officer)
Delayne Dedrick Gold*		Trustee
Delayne Dedrick Gold
Saul K. Fenster*		Trustee
Sauk K. Fenster, Ph.D.
Robert F. Gunia*		Trustee
Robert F. Gunia
W. Scott McDonald, Jr.*		Trustee and Vice-Chairman
W. Scott McDonald, Jr.
Thomas T. Mooney*		Trustee and Chairman
Thomas T. Mooney
Thomas M. O’Brien*		Trustee
Thomas M. O’Brien
John A. Pileski*		Trustee
John A. Pileski
F. Don Schwartz*		Trustee
F. Don Schwartz
*By:	/s/ John P. Schwartz
Attorney-in-Fact

Exhibits

Table of Contents

Exhibit Number

Description

(a)(1)	Second Amended and Restated Declaration of Trust of Registrant.
(j)	Consent of Independent Registered Public Accounting Firm
(d)(44)	Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and LSV Asset Management for the AST Advanced Strategies Portfolio
(d)(45)	Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the AST Advanced Strategies Portfolio
(d)(46)	Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the AST Advanced Strategies Portfolio
(d)(47)	Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management , LLC for the AST Advanced Strategies Portfolio
(d)(48)	Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST Advanced Strategies Portfolio
(d)(49)	Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the AST High Yield Portfolio